UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5511

Variable Insurance Products Fund II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

March 31, 2017

VIPCON-QTLY-0517
1.799865.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Automobiles - 1.1%
Tesla, Inc. (a)	697,536	$194,124,269
Diversified Consumer Services - 0.6%
ServiceMaster Global Holdings, Inc. (a)	2,727,461	113,871,497
Hotels, Restaurants & Leisure - 1.1%
Darden Restaurants, Inc.	212,863	17,810,247
Hilton Grand Vacations, Inc. (a)	396,750	11,370,855
Hilton, Inc.	438,880	25,656,925
Las Vegas Sands Corp.	199,900	11,408,293
Marriott International, Inc. Class A	424,601	39,988,922
Park Hotels & Resorts, Inc.	858,579	22,039,723
Starbucks Corp.	946,000	55,236,940
U.S. Foods Holding Corp.	330,200	9,238,996
Wyndham Worldwide Corp.	226,647	19,104,076
		211,854,977
Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc. (a)	462,600	410,113,404
JD.com, Inc. sponsored ADR (a)	241,300	7,506,843
		417,620,247
Leisure Products - 0.2%
Hasbro, Inc.	123,674	12,345,139
Mattel, Inc.	1,181,428	30,256,371
		42,601,510
Media - 3.9%
CBS Corp. Class B	449,600	31,184,256
Charter Communications, Inc. Class A (a)	534,993	175,113,909
Comcast Corp. Class A	2,495,500	93,805,845
DISH Network Corp. Class A (a)	118,800	7,542,612
Interpublic Group of Companies, Inc.	1,640,800	40,314,456
Manchester United PLC (b)	1,131,360	19,119,984
MDC Partners, Inc. Class A (b)(c)	3,246,373	30,515,906
The Walt Disney Co.	2,353,000	266,806,670
Time Warner, Inc.	652,792	63,784,306
Weinstein Co. Holdings LLC Class A-1 (a)(d)(e)	11,499	482,038
		728,669,982
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	1,366,200	107,192,052
Specialty Retail - 3.0%
Home Depot, Inc.	1,735,894	254,881,316
L Brands, Inc.	1,751,671	82,503,704
O'Reilly Automotive, Inc. (a)	166,082	44,815,567
Ross Stores, Inc.	1,030,917	67,906,503
TJX Companies, Inc.	1,406,121	111,196,049
		561,303,139
Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. Class B	3,176,752	177,040,389
VF Corp.	629,691	34,614,114
		211,654,503

TOTAL CONSUMER DISCRETIONARY		2,588,892,176

CONSUMER STAPLES - 9.0%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	416,800	45,670,968
Coca-Cola European Partners PLC	150,270	5,663,676
Constellation Brands, Inc. Class A (sub. vtg.)	414,400	67,161,808
Monster Beverage Corp. (a)	1,275,788	58,903,132
The Coca-Cola Co.	5,210,606	221,138,119
		398,537,703
Food & Staples Retailing - 1.7%
CVS Health Corp.	2,130,264	167,225,724
Kroger Co.	3,635,164	107,200,986
Rite Aid Corp. (a)	1,737,594	7,384,775
Walgreens Boots Alliance, Inc.	447,200	37,139,960
		318,951,445
Food Products - 0.6%
Bunge Ltd.	496,901	39,384,373
Mondelez International, Inc.	395,300	17,029,524
The Hain Celestial Group, Inc. (a)	602,400	22,409,280
TreeHouse Foods, Inc. (a)	405,600	34,338,096
		113,161,273
Household Products - 0.7%
Colgate-Palmolive Co.	1,803,787	132,019,171
Personal Products - 0.8%
Avon Products, Inc. (a)	1,561,900	6,872,360
Coty, Inc. Class A	2,458,236	44,567,819
Estee Lauder Companies, Inc. Class A	1,021,574	86,619,259
Unilever NV (Certificaten Van Aandelen) (Bearer)	188,400	9,353,901
		147,413,339
Tobacco - 3.1%
Altria Group, Inc.	899,456	64,239,148
British American Tobacco PLC sponsored ADR (b)	2,782,449	184,532,018
Philip Morris International, Inc.	2,003,078	226,147,506
Reynolds American, Inc.	1,494,100	94,158,182
		569,076,854

TOTAL CONSUMER STAPLES		1,679,159,785

ENERGY - 6.5%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	1,047,200	62,643,504
Dril-Quip, Inc. (a)	322,392	17,586,484
Oceaneering International, Inc.	479,162	12,975,707
Schlumberger Ltd.	1,636,300	127,795,030
		221,000,725
Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp.	1,490,521	92,412,302
Black Stone Minerals LP	724,800	11,966,448
Cabot Oil & Gas Corp.	1,319,335	31,545,300
Callon Petroleum Co. (a)	889,400	11,704,504
Centennial Resource Development, Inc.:
Class A (e)	450,500	8,212,615
Class A (e)	400,000	6,927,400
Chevron Corp.	813,200	87,313,284
Cimarex Energy Co.	331,000	39,551,190
ConocoPhillips Co.	2,447,300	122,046,851
Devon Energy Corp.	1,077,300	44,944,956
EOG Resources, Inc.	631,200	61,573,560
Extraction Oil & Gas, Inc.	496,548	9,210,965
Exxon Mobil Corp.	1,812,602	148,651,490
Newfield Exploration Co. (a)	944,000	34,843,040
Parsley Energy, Inc. Class A (a)	907,857	29,514,431
PDC Energy, Inc. (a)	302,450	18,857,758
Phillips 66 Co.	741,239	58,720,954
Pioneer Natural Resources Co.	322,600	60,077,798
PrairieSky Royalty Ltd. (b)	1,062,712	22,423,355
SM Energy Co.	654,000	15,709,080
Suncor Energy, Inc.	2,456,595	75,424,126
		991,631,407

TOTAL ENERGY		1,212,632,132

FINANCIALS - 14.5%
Banks - 5.9%
Bank of America Corp.	11,388,914	268,664,481
Citigroup, Inc.	5,675,450	339,505,419
Huntington Bancshares, Inc.	13,313,209	178,263,869
JPMorgan Chase & Co.	1,848,433	162,366,355
PNC Financial Services Group, Inc.	1,132,800	136,207,872
Synovus Financial Corp.	396,323	16,257,169
		1,101,265,165
Capital Markets - 2.9%
BlackRock, Inc. Class A	293,213	112,450,118
CBOE Holdings, Inc.	331,591	26,882,082
CME Group, Inc.	263,700	31,327,560
E*TRADE Financial Corp. (a)	1,910,578	66,660,066
Goldman Sachs Group, Inc.	564,200	129,608,024
IntercontinentalExchange, Inc.	1,256,700	75,238,629
Legg Mason, Inc.	306,700	11,074,937
Northern Trust Corp.	967,200	83,740,176
Oaktree Capital Group LLC Class A	150,234	6,805,600
		543,787,192
Consumer Finance - 2.4%
Capital One Financial Corp.	3,717,748	322,180,042
OneMain Holdings, Inc. (a)	1,333,498	33,137,425
SLM Corp.	4,582,876	55,452,800
Synchrony Financial	1,010,100	34,646,430
		445,416,697
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc.:
Class A (a)	47	11,742,950
Class B (a)	510,400	85,073,472
Extraction Oil & Gas, Inc. (e)	591,781	10,977,538
KBC Ancora (a)	450,178	20,026,420
Kimbell Royalty Partners LP	385,624	7,519,668
On Deck Capital, Inc. (a)(b)	595,900	3,003,336
		138,343,384
Insurance - 2.4%
American International Group, Inc.	1,267,800	79,148,754
Chubb Ltd.	750,348	102,234,915
Marsh & McLennan Companies, Inc.	1,359,470	100,451,238
The Travelers Companies, Inc.	1,179,100	142,128,714
Unum Group	604,600	28,349,694
		452,313,315
Mortgage Real Estate Investment Trusts - 0.2%
Altisource Residential Corp. Class B	2,271,582	34,641,626

TOTAL FINANCIALS		2,715,767,379

HEALTH CARE - 13.7%
Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc. (a)	647,632	78,518,904
Amgen, Inc.	1,561,420	256,182,179
Biogen, Inc. (a)	418,031	114,298,036
Celgene Corp. (a)	589,700	73,376,371
Grifols SA ADR	140,100	2,644,388
Regeneron Pharmaceuticals, Inc. (a)	89,700	34,759,647
Shire PLC sponsored ADR	333,400	58,088,282
Vertex Pharmaceuticals, Inc. (a)	796,130	87,056,816
		704,924,623
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	1,871,830	83,127,970
Boston Scientific Corp. (a)	6,354,849	158,045,095
Edwards Lifesciences Corp. (a)	86,484	8,135,550
Intuitive Surgical, Inc. (a)	123,500	94,659,045
Medtronic PLC	2,231,890	179,801,058
Wright Medical Group NV (a)	1,204,200	37,474,704
		561,243,422
Health Care Providers & Services - 3.1%
Cardinal Health, Inc.	889,900	72,571,345
Cigna Corp.	277,726	40,684,082
Henry Schein, Inc. (a)	389,241	66,159,293
Humana, Inc.	389,000	80,188,460
UnitedHealth Group, Inc.	1,500,700	246,129,807
Universal Health Services, Inc. Class B	548,800	68,298,160
		574,031,147
Health Care Technology - 0.5%
Cerner Corp. (a)	711,900	41,895,315
Medidata Solutions, Inc. (a)	992,317	57,246,768
		99,142,083
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	1,393,400	73,669,058
Thermo Fisher Scientific, Inc.	506,613	77,815,757
		151,484,815
Pharmaceuticals - 2.5%
Allergan PLC	850,652	203,237,776
Bristol-Myers Squibb Co.	2,079,905	113,105,234
GlaxoSmithKline PLC sponsored ADR	2,194,100	92,503,256
Merck & Co., Inc.	916,900	58,259,826
		467,106,092

TOTAL HEALTH CARE		2,557,932,182

INDUSTRIALS - 9.3%
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	36,000	9,633,600
Northrop Grumman Corp.	385,105	91,593,373
Raytheon Co.	567,100	86,482,750
United Technologies Corp.	475,428	53,347,776
		241,057,499
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	502,335	53,900,546
Airlines - 1.5%
American Airlines Group, Inc.	4,881,768	206,498,786
Southwest Airlines Co.	1,386,000	74,511,360
		281,010,146
Building Products - 0.5%
Allegion PLC	1,191,700	90,211,690
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	281,521	23,335,276
Waste Management, Inc.	208,300	15,189,236
		38,524,512
Construction & Engineering - 0.6%
Chicago Bridge & Iron Co. NV	1,344,716	41,350,017
Fluor Corp.	1,300,954	68,456,199
		109,806,216
Electrical Equipment - 2.0%
AMETEK, Inc.	2,818,704	152,435,512
Fortive Corp.	1,878,660	113,132,905
Sensata Technologies Holding BV (a)	1,911,061	83,456,034
Sunrun, Inc. (a)(b)(c)	6,118,822	33,041,639
		382,066,090
Industrial Conglomerates - 1.6%
General Electric Co.	9,897,741	294,952,682
Honeywell International, Inc.	37,300	4,657,651
		299,610,333
Machinery - 0.4%
Caterpillar, Inc.	558,376	51,794,958
Deere & Co.	99,700	10,853,342
ProPetro Holding Corp. (a)	374,300	4,824,727
WABCO Holdings, Inc. (a)	70,100	8,231,142
		75,704,169
Road & Rail - 0.9%
CSX Corp.	3,682,897	171,438,855
eHi Car Service Co. Ltd. sponsored ADR (a)	40	404
		171,439,259

TOTAL INDUSTRIALS		1,743,330,460

INFORMATION TECHNOLOGY - 19.3%
Electronic Equipment & Components - 1.1%
Jabil Circuit, Inc.	5,862,452	169,542,112
Largan Precision Co. Ltd.	150,000	23,604,938
Samsung SDI Co. Ltd.	141,139	17,432,366
		210,579,416
Internet Software & Services - 5.0%
2U, Inc. (a)	635,318	25,196,712
58.com, Inc. ADR (a)	1,415,895	50,108,524
Akamai Technologies, Inc. (a)	92,100	5,498,370
Alphabet, Inc.:
Class A (a)	200	169,560
Class C (a)	544,836	451,974,152
Facebook, Inc. Class A (a)	2,023,676	287,463,176
Just Dial Ltd. (a)	925,859	7,530,634
New Relic, Inc. (a)	1,796,103	66,581,538
Shopify, Inc. Class A (a)	144,700	9,852,623
SPS Commerce, Inc. (a)	227,400	13,300,626
Yahoo!, Inc. (a)	506,700	23,515,947
		941,191,862
IT Services - 0.2%
Cognizant Technology Solutions Corp. Class A (a)	323,764	19,270,433
Travelport Worldwide Ltd.	1,239,309	14,586,667
		33,857,100
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	172,800	14,160,960
ASML Holding NV	61,900	8,220,320
Broadcom Ltd.	150,300	32,909,688
Cavium, Inc. (a)	161,959	11,605,982
M/A-COM Technology Solutions Holdings, Inc. (a)	14,567	703,586
Marvell Technology Group Ltd.	1,445,208	22,053,874
Mellanox Technologies Ltd. (a)	149,946	7,639,749
Micron Technology, Inc. (a)	1,784,500	51,572,050
NVIDIA Corp.	448,802	48,888,002
Qorvo, Inc. (a)	2,507,874	171,939,841
Qualcomm, Inc.	1,671,329	95,834,005
Semtech Corp. (a)	352,800	11,924,640
Siltronic AG (a)	617,900	41,158,932
Skyworks Solutions, Inc.	193,200	18,929,736
SolarEdge Technologies, Inc. (a)(b)	568,300	8,865,480
		546,406,845
Software - 5.5%
Activision Blizzard, Inc.	977,832	48,754,704
Adobe Systems, Inc. (a)	242,329	31,534,273
Autodesk, Inc. (a)	5,444,400	470,777,268
Citrix Systems, Inc. (a)	62,400	5,203,536
HubSpot, Inc. (a)	384,425	23,276,934
Microsoft Corp.	3,560,013	234,462,456
Parametric Technology Corp. (a)	901,600	47,379,080
Paycom Software, Inc. (a)	461,500	26,540,865
RealPage, Inc. (a)	237,822	8,299,988
Salesforce.com, Inc. (a)	1,064,657	87,823,556
Zendesk, Inc. (a)	1,604,906	45,001,564
		1,029,054,224
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	4,897,892	703,631,159
HP, Inc.	5,373,100	96,071,028
Western Digital Corp.	600,400	49,551,012
		849,253,199

TOTAL INFORMATION TECHNOLOGY		3,610,342,646

MATERIALS - 2.8%
Chemicals - 1.9%
E.I. du Pont de Nemours & Co.	1,916,600	153,960,478
LyondellBasell Industries NV Class A	557,600	50,847,544
Monsanto Co.	418,900	47,419,480
Platform Specialty Products Corp. (a)	1,452,900	18,916,758
PPG Industries, Inc.	491,800	51,678,344
W.R. Grace & Co.	516,122	35,978,865
		358,801,469
Construction Materials - 0.2%
Eagle Materials, Inc.	346,659	33,674,455
Containers & Packaging - 0.5%
Ball Corp.	514,031	38,171,942
WestRock Co.	1,051,640	54,716,829
		92,888,771
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. (a)	2,734,700	36,535,592

TOTAL MATERIALS		521,900,287

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
American Tower Corp.	1,103,662	134,139,079
Boston Properties, Inc.	344,600	45,628,486
Colony NorthStar, Inc.	1,701,681	21,968,702
CoreSite Realty Corp.	128,600	11,580,430
Corporate Office Properties Trust (SBI)	315,800	10,452,980
Corrections Corp. of America	546,400	17,167,888
Equinix, Inc.	106,000	42,439,220
Extra Space Storage, Inc.	311,383	23,163,781
Gaming & Leisure Properties	155,600	5,200,152
Omega Healthcare Investors, Inc.	202,200	6,670,578
Outfront Media, Inc.	1,359,514	36,095,097
Prologis, Inc.	654,800	33,971,024
SBA Communications Corp. Class A (a)	162,000	19,499,940
Store Capital Corp.	2,652,100	63,332,148
Sun Communities, Inc.	177,069	14,223,953
VEREIT, Inc.	2,087,400	17,722,026
		503,255,484
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	379,189	13,191,985

TOTAL REAL ESTATE		516,447,469

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	5,454,368	226,628,990
CenturyLink, Inc. (b)	432,000	10,182,240
Level 3 Communications, Inc. (a)	664,086	37,999,001
Verizon Communications, Inc.	1,726,908	84,186,765
Zayo Group Holdings, Inc. (a)	700,700	23,053,030
		382,050,026
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	425,224	27,465,218
Telephone & Data Systems, Inc.	146,494	3,883,556
		31,348,774

TOTAL TELECOMMUNICATION SERVICES		413,398,800

UTILITIES - 3.2%
Electric Utilities - 1.9%
Edison International	268,926	21,409,199
Exelon Corp.	2,038,092	73,330,550
FirstEnergy Corp.	784,490	24,962,472
NextEra Energy, Inc.	1,051,050	134,923,289
PG&E Corp.	1,268,034	84,146,736
PPL Corp.	628,772	23,509,785
		362,282,031
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	942,800	17,630,360
NRG Yield, Inc. Class C	899,627	15,923,398
Vivint Solar, Inc. (a)(b)	4,288,027	12,006,476
		45,560,234
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	311,400	8,585,298
Dominion Resources, Inc.	1,015,435	78,767,293
Sempra Energy	915,450	101,157,225
		188,509,816
Water Utilities - 0.0%
AquaVenture Holdings Ltd. (b)	103,150	1,760,771

TOTAL UTILITIES		598,112,852

TOTAL COMMON STOCKS
(Cost $13,964,016,931)		18,157,916,168

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(e)
(Cost $5,014,998)	299,866	5,014,997
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.62% to 0.78% 6/1/17 to 6/29/17 (f)
(Cost $6,141,547)	6,150,000	6,141,520
	Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 0.84% (g)	572,130,020	$572,244,446
Fidelity Securities Lending Cash Central Fund 0.84% (g)(h)	155,810,023	155,825,604
TOTAL MONEY MARKET FUNDS
(Cost $728,030,651)		728,070,050
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $14,703,204,127)		18,897,142,735
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(175,365,994)
NET ASSETS - 100%		$18,721,776,741

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
989 CME E-mini S&P 500 Index Contracts (United States)	June 2017	116,662,440	$927,619

The face value of futures sold as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,614,588 or 0.2% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,215,193.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Centennial Resource Development, Inc. Class A	10/11/16 - 12/28/16	$10,321,000
Extraction Oil & Gas, Inc.	12/12/16	$10,800,003
MongoDB, Inc. Series F, 8.00%	10/2/13	$5,014,998
Weinstein Co. Holdings LLC Class A-1	10/19/05	$11,499,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$691,637
Fidelity Securities Lending Cash Central Fund	728,048
Total	$1,419,685

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
MDC Partners, Inc. Class A	$21,263,743	$--	$--	$--	$30,515,906
Sunrun, Inc.	32,490,945	--	--	--	33,041,639
Total	$53,754,688	$--	$--	$--	$63,557,545

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,588,892,176	$2,588,410,138	$--	$482,038
Consumer Staples	1,679,159,785	1,624,134,916	55,024,869	--
Energy	1,212,632,132	1,205,704,732	6,927,400	--
Financials	2,715,767,379	2,715,767,379	--	--
Health Care	2,557,932,182	2,557,932,182	--	--
Industrials	1,743,330,460	1,743,330,460	--	--
Information Technology	3,615,357,643	3,610,342,646	--	5,014,997
Materials	521,900,287	521,900,287	--	--
Real Estate	516,447,469	516,447,469	--	--
Telecommunication Services	413,398,800	413,398,800	--	--
Utilities	598,112,852	598,112,852	--	--
U.S. Government and Government Agency Obligations	6,141,520	--	6,141,520	--
Money Market Funds	728,070,050	728,070,050	--	--
Total Investments in Securities:	$18,897,142,735	$18,823,551,911	$68,093,789	$5,497,035
Derivative Instruments:
Assets
Futures Contracts	$927,619	$927,619	$--	$--
Total Assets	$927,619	$927,619	$--	$--
Total Derivative Instruments:	$927,619	$927,619	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $14,726,464,652. Net unrealized appreciation aggregated $4,170,678,083, of which $4,528,190,183 related to appreciated investment securities and $357,512,100 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Emerging Markets Portfolio

March 31, 2017

VIPEM-QTLY-0517
1.864819.109

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Argentina - 0.0%
Banco Macro SA sponsored ADR	1,100	$95,370
Australia - 0.5%
Amcor Ltd.	116,155	1,336,461
Belgium - 0.6%
Anheuser-Busch InBev SA NV	12,600	1,380,648
Bermuda - 0.8%
Credicorp Ltd. (United States)	12,376	2,021,001
Brazil - 6.0%
BB Seguridade Participacoes SA	190,100	1,773,117
Cielo SA	198,778	1,797,548
Drogasil SA (a)	80,600	1,510,510
Equatorial Energia SA	81,700	1,534,256
Kroton Educacional SA	376,500	1,597,112
Odontoprev SA	262,000	945,697
Qualicorp SA	219,500	1,447,861
Smiles SA	66,200	1,340,663
Ultrapar Participacoes SA	79,000	1,807,315
Weg SA	283,780	1,577,261

TOTAL BRAZIL		15,331,340

Cayman Islands - 13.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	79,100	8,529,353
Baidu.com, Inc. sponsored ADR (a)	23,400	4,036,968
Ctrip.com International Ltd. ADR (a)	47,900	2,354,285
NetEase, Inc. ADR	9,300	2,641,200
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	29,300	1,769,134
Shenzhou International Group Holdings Ltd.	238,000	1,502,142
TAL Education Group ADR (a)	14,900	1,587,893
Tencent Holdings Ltd.	388,100	11,180,975

TOTAL CAYMAN ISLANDS		33,601,950

Chile - 0.6%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	43,500	1,495,095
China - 5.0%
Gree Electric Appliances, Inc. of Zhuhai Class A	334,600	1,540,100
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	309,800	1,434,946
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	479,220	1,315,801
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	186,295	1,469,618
Kweichow Moutai Co. Ltd. (A Shares)	24,672	1,384,077
Midea Group Co. Ltd. Class A	286,900	1,387,198
Shanghai International Airport Co. Ltd. (A Shares)	314,620	1,369,562
Sinopharm Group Co. Ltd. (H Shares)	62,400	289,458
Wuliangye Yibin Co. Ltd. Class A	227,100	1,417,912
Yunnan Baiyao Group Co. Ltd.	96,300	1,190,204

TOTAL CHINA		12,798,876

France - 1.0%
Dassault Systemes SA	15,800	1,367,650
LVMH Moet Hennessy - Louis Vuitton SA	5,690	1,250,619

TOTAL FRANCE		2,618,269

Germany - 0.5%
Symrise AG	20,700	1,376,639
Greece - 0.6%
Titan Cement Co. SA (Reg.)	56,700	1,445,653
Hong Kong - 2.3%
AIA Group Ltd.	219,200	1,382,076
CSPC Pharmaceutical Group Ltd.	1,256,000	1,645,253
Guangdong Investment Ltd.	1,128,000	1,608,215
Techtronic Industries Co. Ltd.	327,000	1,323,316

TOTAL HONG KONG		5,958,860

India - 11.4%
Amara Raja Batteries Ltd.	104,019	1,427,415
Asian Paints Ltd.	98,252	1,626,172
Colgate-Palmolive Ltd.	82,878	1,272,048
Eicher Motors Ltd.	4,063	1,602,868
Godrej Consumer Products Ltd.	64,913	1,672,766
HDFC Bank Ltd.	74,707	1,693,544
Hero Motocorp Ltd.	28,290	1,405,319
Hindustan Zinc Ltd.	287,158	1,278,619
Housing Development Finance Corp. Ltd.	156,394	3,621,946
IndusInd Bank Ltd. (a)	72,873	1,601,217
ITC Ltd.	537,152	2,321,365
LIC Housing Finance Ltd.	182,832	1,743,331
Maruti Suzuki India Ltd.	20,591	1,909,795
Power Grid Corp. of India Ltd.	449,246	1,366,578
Reliance Industries Ltd.	143,786	2,928,260
Zee Entertainment Enterprises Ltd.	209,428	1,729,250

TOTAL INDIA		29,200,493

Indonesia - 2.0%
PT Bank Central Asia Tbk	1,825,000	2,266,613
PT Bank Rakyat Indonesia Tbk	2,168,640	2,111,598
PT Surya Citra Media Tbk	4,109,800	832,724

TOTAL INDONESIA		5,210,935

Ireland - 0.5%
Accenture PLC Class A	10,400	1,246,752
Israel - 1.1%
Check Point Software Technologies Ltd. (a)	12,300	1,262,718
Frutarom Industries Ltd.	26,025	1,454,814

TOTAL ISRAEL		2,717,532

Kenya - 0.5%
Safaricom Ltd.	7,459,800	1,302,390
Korea (South) - 8.2%
BGFretail Co. Ltd.	14,363	1,349,785
Coway Co. Ltd.	19,983	1,720,545
LG Household & Health Care Ltd.	2,331	1,691,973
NAVER Corp.	3,382	2,588,034
Samsung Electronics Co. Ltd.	7,337	13,527,445

TOTAL KOREA (SOUTH)		20,877,782

Luxembourg - 0.5%
Eurofins Scientific SA	2,768	1,204,341
Mexico - 6.6%
CEMEX S.A.B. de CV sponsored ADR	226,600	2,055,262
Embotelladoras Arca S.A.B. de CV	235,000	1,633,004
Fomento Economico Mexicano S.A.B. de CV unit	259,500	2,301,400
Gruma S.A.B. de CV Series B	114,350	1,609,442
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	158,900	1,545,694
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	91,250	1,584,303
Grupo Aeroportuario Norte S.A.B. de CV	250,800	1,358,069
Grupo Cementos de Chihuahua S.A.B. de CV	287,700	1,290,806
Grupo Mexico SA de CV Series B	624,100	1,876,075
Promotora y Operadora de Infraestructura S.A.B. de CV	151,890	1,641,708

TOTAL MEXICO		16,895,763

Netherlands - 1.0%
ASML Holding NV (Netherlands)	10,000	1,326,929
Yandex NV Series A (a)	53,800	1,179,834

TOTAL NETHERLANDS		2,506,763

Philippines - 3.0%
Ayala Corp.	100,110	1,685,471
Ayala Land, Inc.	2,281,200	1,502,180
D&L Industries, Inc.	5,131,400	1,300,499
SM Investments Corp.	116,012	1,611,101
SM Prime Holdings, Inc.	2,802,400	1,580,170

TOTAL PHILIPPINES		7,679,421

Russia - 2.8%
Magnit OJSC	12,155	2,000,221
NOVATEK OAO GDR (Reg. S)	15,900	1,979,550
Sberbank of Russia	1,106,440	3,140,881

TOTAL RUSSIA		7,120,652

South Africa - 6.8%
Aspen Pharmacare Holdings Ltd.	79,684	1,631,662
Bidcorp Ltd.	87,625	1,696,168
Capitec Bank Holdings Ltd.	26,800	1,520,896
Discovery Ltd.	158,764	1,523,117
FirstRand Ltd.	537,900	1,858,719
Imperial Holdings Ltd.	44	541
Mondi Ltd.	68,563	1,638,000
Naspers Ltd. Class N	33,868	5,835,874
Sanlam Ltd.	334,200	1,678,193

TOTAL SOUTH AFRICA		17,383,170

Spain - 0.5%
Amadeus IT Holding SA Class A	26,100	1,324,236
Sweden - 0.5%
ASSA ABLOY AB (B Shares)	64,800	1,332,139
Switzerland - 0.6%
Sika AG	240	1,440,024
Taiwan - 5.6%
Advantech Co. Ltd.	175,000	1,463,374
Largan Precision Co. Ltd.	15,000	2,360,494
Taiwan Semiconductor Manufacturing Co. Ltd.	1,676,000	10,498,336

TOTAL TAIWAN		14,322,204

Thailand - 1.2%
Airports of Thailand PCL (For. Reg.)	1,401,300	1,600,612
Thai Beverage PCL	2,240,800	1,505,774

TOTAL THAILAND		3,106,386

Turkey - 0.5%
Tofas Turk Otomobil Fabrikasi A/S	170,458	1,276,635
United Arab Emirates - 0.6%
First Gulf Bank PJSC	430,071	1,510,500
United Kingdom - 3.1%
British American Tobacco PLC (United Kingdom)	21,700	1,439,709
InterContinental Hotel Group PLC	26,100	1,277,943
NMC Health PLC	59,200	1,312,097
Prudential PLC	59,551	1,257,949
Reckitt Benckiser Group PLC	15,300	1,396,763
Unilever PLC	26,500	1,307,172

TOTAL UNITED KINGDOM		7,991,633

United States of America - 7.8%
A.O. Smith Corp.	24,500	1,253,420
Alphabet, Inc. Class C (a)	1,573	1,304,898
Amazon.com, Inc. (a)	1,490	1,320,945
Amphenol Corp. Class A	18,000	1,281,060
China Biologic Products, Inc. (a)	12,700	1,271,651
Facebook, Inc. Class A (a)	9,900	1,406,295
MasterCard, Inc. Class A	11,700	1,315,899
Mettler-Toledo International, Inc. (a)	2,600	1,245,166
Moody's Corp.	12,400	1,389,296
MSCI, Inc.	13,600	1,321,784
Philip Morris International, Inc.	12,000	1,354,800
S&P Global, Inc.	10,700	1,398,918
Sherwin-Williams Co.	4,400	1,364,836
The Walt Disney Co.	11,100	1,258,629
Visa, Inc. Class A	14,700	1,306,389

TOTAL UNITED STATES OF AMERICA		19,793,986

TOTAL COMMON STOCKS
(Cost $191,545,235)		244,903,899

Preferred Stocks - 4.0%
Convertible Preferred Stocks - 0.6%
India - 0.6%
PC Jeweller Ltd. 13.00% (b)	10,902,390	1,653,053
Nonconvertible Preferred Stocks - 3.4%
Brazil - 3.4%
Ambev SA sponsored ADR	510,690	2,941,574
Itau Unibanco Holding SA	302,820	3,666,031
Itausa-Investimentos Itau SA (PN)	670,900	2,035,888
		8,643,493
TOTAL PREFERRED STOCKS
(Cost $8,907,368)		10,296,546

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 0.84% (c)
(Cost $2,333,262)	2,332,795	2,333,262
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $202,785,865)		257,533,707
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(1,774,758)
NET ASSETS - 100%		$255,758,949

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,653,053 or 0.6% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PC Jeweller Ltd. 13.00%	7/28/16	$1,627,057

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,565
Fidelity Securities Lending Cash Central Fund	5,996
Total	$10,561

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$35,873,715	$27,134,169	$8,739,546	$--
Consumer Staples	34,502,912	28,978,620	5,524,292	--
Energy	6,715,125	6,715,125	--	--
Financials	42,297,456	37,463,031	4,834,425	--
Health Care	13,653,008	13,653,008	--	--
Industrials	17,904,152	16,572,013	1,332,139	--
Information Technology	74,381,333	51,375,093	23,006,240	--
Materials	20,978,955	20,978,955	--	--
Real Estate	3,082,350	3,082,350	--	--
Telecommunication Services	1,302,390	1,302,390	--	--
Utilities	4,509,049	4,509,049	--	--
Money Market Funds	2,333,262	2,333,262	--	--
Total Investments in Securities:	$257,533,707	$214,097,065	$43,436,642	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$1,206,621
Level 2 to Level 1	$25,306,203

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $203,645,723. Net unrealized appreciation aggregated $53,887,984, of which $56,466,238 related to appreciated investment securities and $2,578,254 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio

March 31, 2017

VIPCAP-QTLY-0517
1.814640.112

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 2.5%
Amcor Ltd.	107,920	$1,241,710
CSL Ltd.	15,282	1,463,284
realestate.com.au Ltd.	24,155	1,094,901
Sydney Airport unit	224,442	1,160,877

TOTAL AUSTRALIA		4,960,772

Bailiwick of Guernsey - 0.5%
Burford Capital Ltd.	105,700	1,019,723
Bailiwick of Jersey - 1.2%
Experian PLC	57,500	1,173,072
Wolseley PLC	20,374	1,282,777

TOTAL BAILIWICK OF JERSEY		2,455,849

Belgium - 1.0%
Anheuser-Busch InBev SA NV	17,900	1,961,397
Bermuda - 1.0%
Credicorp Ltd. (United States)	6,200	1,012,460
IHS Markit Ltd. (a)	24,000	1,006,800

TOTAL BERMUDA		2,019,260

Canada - 4.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	29,800	1,346,305
Canadian National Railway Co.	21,900	1,616,501
CCL Industries, Inc. Class B	5,340	1,165,054
Constellation Software, Inc.	2,550	1,253,092
Descartes Systems Group, Inc. (a)	43,900	1,005,853
Open Text Corp.	31,900	1,084,243
Waste Connection, Inc. (Canada)	12,600	1,112,525

TOTAL CANADA		8,583,573

Cayman Islands - 2.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	21,930	2,364,712
Tencent Holdings Ltd.	98,050	2,824,774

TOTAL CAYMAN ISLANDS		5,189,486

Denmark - 1.1%
Coloplast A/S Series B	15,000	1,171,434
DSV de Sammensluttede Vognmaend A/S	21,800	1,128,513

TOTAL DENMARK		2,299,947

France - 8.7%
Dassault Systemes SA	13,800	1,194,530
Essilor International SA	10,536	1,280,214
Imerys SA	13,000	1,103,509
L'Oreal SA	7,640	1,468,286
Legrand SA	20,800	1,254,147
LVMH Moet Hennessy - Louis Vuitton SA	7,842	1,723,612
Orpea	11,500	1,103,893
Rubis	11,400	1,117,279
Sartorius Stedim Biotech	15,900	1,071,158
Sodexo SA	10,260	1,206,727
SR Teleperformance SA	10,100	1,090,936
Thales SA	11,600	1,121,907
Valeo SA	18,000	1,198,806
VINCI SA	19,300	1,529,781

TOTAL FRANCE		17,464,785

Germany - 4.8%
CTS Eventim AG	28,089	1,087,143
Fresenius SE & Co. KGaA	17,900	1,438,481
HeidelbergCement Finance AG	12,800	1,198,366
Henkel AG & Co. KGaA	13,648	1,516,391
SAP AG	20,755	2,036,231
Scout24 Holding GmbH	438	14,649
Symrise AG	18,400	1,223,679
Wirecard AG (b)	20,200	1,118,412

TOTAL GERMANY		9,633,352

Hong Kong - 0.9%
AIA Group Ltd.	287,800	1,814,605
India - 4.8%
Asian Paints Ltd.	70,973	1,174,676
HDFC Bank Ltd.	53,307	1,208,424
Housing Development Finance Corp. Ltd.	64,687	1,498,093
IndusInd Bank Ltd. (a)	51,151	1,123,926
ITC Ltd.	268,163	1,158,897
LIC Housing Finance Ltd.	127,002	1,210,983
Maruti Suzuki India Ltd.	11,972	1,110,391
Zee Entertainment Enterprises Ltd.	136,054	1,123,400

TOTAL INDIA		9,608,790

Indonesia - 1.2%
PT Bank Central Asia Tbk	1,007,200	1,250,922
PT Bank Rakyat Indonesia Tbk	1,191,700	1,160,355

TOTAL INDONESIA		2,411,277

Ireland - 2.9%
Accenture PLC Class A	8,300	995,004
Allegion PLC	14,930	1,130,201
CRH PLC	40,500	1,426,377
Kerry Group PLC Class A	14,830	1,165,981
Kingspan Group PLC (Ireland)	34,700	1,107,022

TOTAL IRELAND		5,824,585

Israel - 1.1%
Check Point Software Technologies Ltd. (a)	11,400	1,170,324
Frutarom Industries Ltd.	20,100	1,123,602

TOTAL ISRAEL		2,293,926

Italy - 2.3%
Atlantia SpA	47,311	1,221,407
Buzzi Unicem SpA	45,200	1,157,265
Davide Campari-Milano SpA	95,400	1,106,269
Recordati SpA	30,930	1,048,287

TOTAL ITALY		4,533,228

Japan - 6.5%
Benefit One, Inc.	33,600	1,030,666
Daikin Industries Ltd.	13,100	1,320,981
Kansai Paint Co. Ltd.	55,400	1,175,875
Keyence Corp.	3,848	1,540,859
Misumi Group, Inc.	57,200	1,033,741
Nitori Holdings Co. Ltd.	9,900	1,251,172
Recruit Holdings Co. Ltd.	24,300	1,239,774
Relo Holdings Corp.	73,000	1,210,437
Seria Co. Ltd.	26,400	1,138,238
Sundrug Co. Ltd.	32,400	1,086,985
Tsuruha Holdings, Inc.	11,700	1,082,458

TOTAL JAPAN		13,111,186

Kenya - 0.5%
Safaricom Ltd.	5,877,500	1,026,140
Luxembourg - 0.5%
Eurofins Scientific SA	2,440	1,061,630
Mexico - 1.2%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	121,200	1,178,969
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	70,300	1,220,565

TOTAL MEXICO		2,399,534

Netherlands - 2.7%
ASML Holding NV (Netherlands)	11,400	1,512,699
Heineken NV (Bearer)	14,700	1,251,420
RELX NV	81,760	1,516,778
Wolters Kluwer NV	27,400	1,138,959

TOTAL NETHERLANDS		5,419,856

New Zealand - 0.5%
Auckland International Airport Ltd.	215,625	1,021,795
Philippines - 1.0%
SM Investments Corp.	75,763	1,052,149
SM Prime Holdings, Inc.	1,708,300	963,247

TOTAL PHILIPPINES		2,015,396

South Africa - 1.4%
Capitec Bank Holdings Ltd.	16,809	953,908
Naspers Ltd. Class N	10,860	1,871,312

TOTAL SOUTH AFRICA		2,825,220

Spain - 1.8%
Aena SA	7,470	1,181,802
Amadeus IT Holding SA Class A	27,230	1,381,569
Grifols SA	43,900	1,076,680

TOTAL SPAIN		3,640,051

Sweden - 3.5%
ASSA ABLOY AB (B Shares)	64,980	1,335,839
Atlas Copco AB (A Shares)	39,600	1,397,832
Hexagon AB (B Shares)	27,600	1,108,848
Indutrade AB	54,200	1,033,113
Saab AB (B Shares)	24,100	1,017,452
Svenska Cellulosa AB (SCA) (B Shares)	37,900	1,222,356

TOTAL SWEDEN		7,115,440

Switzerland - 3.5%
Kaba Holding AG (B Shares) (Reg.)	1,350	1,074,178
Nestle SA	46,399	3,561,205
Partners Group Holding AG	2,030	1,091,354
Sika AG	225	1,350,022

TOTAL SWITZERLAND		7,076,759

Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	81,000	2,660,040
Thailand - 0.5%
Airports of Thailand PCL (For. Reg.)	889,000	1,015,446
United Kingdom - 13.5%
Ascential PLC	267,646	1,074,744
Ashtead Group PLC	56,400	1,168,069
BAE Systems PLC	159,900	1,286,906
British American Tobacco PLC (United Kingdom)	36,500	2,421,631
Bunzl PLC	41,658	1,210,885
Compass Group PLC	78,182	1,476,092
ConvaTec Group PLC (a)	293,700	1,026,655
Halma PLC	93,000	1,193,162
Imperial Tobacco Group PLC	31,897	1,545,398
InterContinental Hotel Group PLC	22,100	1,082,090
Intertek Group PLC	23,800	1,173,080
John David Group PLC	222,600	1,074,585
London Stock Exchange Group PLC	29,300	1,164,073
Prudential PLC	74,295	1,569,400
Reckitt Benckiser Group PLC	18,330	1,673,376
Rentokil Initial PLC	356,100	1,100,671
Rightmove PLC	21,536	1,076,060
Sage Group PLC	146,200	1,154,912
St. James's Place Capital PLC	77,300	1,028,538
Unilever PLC	52,800	2,604,479

TOTAL UNITED KINGDOM		27,104,806

United States of America - 18.3%
A.O. Smith Corp.	20,326	1,039,878
Adobe Systems, Inc. (a)	8,400	1,093,092
Albemarle Corp. U.S.	9,500	1,003,580
Alphabet, Inc. Class C (a)	1,244	1,031,973
Altria Group, Inc.	13,900	992,738
Amazon.com, Inc. (a)	1,262	1,118,813
American Tower Corp.	8,600	1,045,244
Amphenol Corp. Class A	14,588	1,038,228
Comcast Corp. Class A	27,300	1,026,207
Ecolab, Inc.	8,000	1,002,720
Equifax, Inc.	7,930	1,084,348
Facebook, Inc. Class A (a)	8,300	1,179,015
Fiserv, Inc. (a)	9,116	1,051,166
Global Payments, Inc.	12,830	1,035,124
Henry Schein, Inc. (a)	6,240	1,060,613
Home Depot, Inc.	7,200	1,057,176
Marriott International, Inc. Class A	10,500	988,890
Martin Marietta Materials, Inc.	4,800	1,047,600
Masco Corp.	28,600	972,114
MasterCard, Inc. Class A	9,270	1,042,597
Mettler-Toledo International, Inc. (a)	2,617	1,253,307
Microsoft Corp.	15,700	1,034,002
Middleby Corp. (a)	7,500	1,023,375
Mohawk Industries, Inc. (a)	4,300	986,807
Moody's Corp.	10,500	1,176,420
MSCI, Inc.	10,400	1,010,776
Northrop Grumman Corp.	4,220	1,003,685
Philip Morris International, Inc.	9,600	1,083,840
Priceline Group, Inc. (a)	600	1,067,982
S&P Global, Inc.	8,711	1,138,876
Sherwin-Williams Co.	3,170	983,302
The Walt Disney Co.	9,000	1,020,510
Vantiv, Inc. (a)	16,000	1,025,920
Visa, Inc. Class A	11,980	1,064,663
Vulcan Materials Co.	8,700	1,048,176

TOTAL UNITED STATES OF AMERICA		36,832,757

TOTAL COMMON STOCKS
(Cost $164,530,095)		196,400,611

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.7%
Itau Unibanco Holding SA sponsored ADR	113,200	1,366,324
Russia - 0.6%
Sberbank of Russia (a)	612,500	1,314,735
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,475,130)		2,681,059

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.84% (c)	2,953,695	2,954,286
Fidelity Securities Lending Cash Central Fund 0.84% (c)(d)	968,854	968,951
TOTAL MONEY MARKET FUNDS
(Cost $3,923,237)		3,923,237
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $170,928,462)		203,004,907
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(1,770,075)
NET ASSETS - 100%		$201,234,832

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,665
Fidelity Securities Lending Cash Central Fund	10,306
Total	$12,971

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$24,779,598	$19,708,582	$5,071,016	$--
Consumer Staples	28,249,412	16,027,324	12,222,088	--
Financials	23,113,895	21,905,471	1,208,424	--
Health Care	14,055,636	12,884,202	1,171,434	--
Industrials	47,809,516	39,893,163	7,916,353	--
Information Technology	37,285,753	30,912,049	6,373,704	--
Materials	18,425,513	16,999,136	1,426,377	--
Real Estate	3,218,928	3,218,928	--	--
Telecommunication Services	1,026,140	1,026,140	--	--
Utilities	1,117,279	1,117,279	--	--
Money Market Funds	3,923,237	3,923,237	--	--
Total Investments in Securities:	$203,004,907	$167,615,511	$35,389,396	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$4,090,627
Level 2 to Level 1	$4,414,117

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $171,568,310. Net unrealized appreciation aggregated $31,436,597, of which $32,451,865 related to appreciated investment securities and $1,015,268 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Disciplined Small Cap Portfolio

March 31, 2017

VDSC-QTLY-0517
1.830301.111

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 3.2%
American Axle & Manufacturing Holdings, Inc. (a)	96,068	$1,804,157
Cooper Tire & Rubber Co.	46,073	2,043,338
Cooper-Standard Holding, Inc. (a)	17,514	1,942,828
Dana Holding Corp.	46,148	891,118
Lci Industries	5,820	580,836
Spartan Motors, Inc.	5,683	45,464
Stoneridge, Inc. (a)	10,446	189,490
Superior Industries International, Inc.	10,957	277,760
Tenneco, Inc.	34,147	2,131,456
Tower International, Inc.	5,614	152,139
		10,058,586
Diversified Consumer Services - 0.8%
Capella Education Co.	14,142	1,202,424
DeVry, Inc. (b)	16,493	584,677
K12, Inc. (a)	47,378	907,289
		2,694,390
Hotels, Restaurants & Leisure - 0.1%
Isle of Capri Casinos, Inc. (a)	6,211	163,722
Marriott Vacations Worldwide Corp.	1,183	118,217
Scientific Games Corp. Class A (a)	1,600	37,840
		319,779
Household Durables - 1.5%
Bassett Furniture Industries, Inc.	3,548	95,441
CSS Industries, Inc.	323	8,372
Ethan Allen Interiors, Inc.	12,300	376,995
Flexsteel Industries, Inc.	21,881	1,102,802
KB Home	26,750	531,790
La-Z-Boy, Inc.	59,893	1,617,111
M/I Homes, Inc.	2,155	52,798
Taylor Morrison Home Corp. (a)	42,901	914,649
TRI Pointe Homes, Inc. (a)	11,593	145,376
		4,845,334
Internet & Direct Marketing Retail - 0.2%
HSN, Inc.	7,686	285,151
Shutterfly, Inc. (a)	5,540	267,527
		552,678
Leisure Products - 1.1%
American Outdoor Brands Corp. (a)(b)	87,807	1,739,457
Brunswick Corp.	18,427	1,127,732
Johnson Outdoors, Inc. Class A	301	10,987
MCBC Holdings, Inc. (a)	22,305	360,672
Nautilus, Inc. (a)	17,965	327,861
		3,566,709
Media - 0.5%
A.H. Belo Corp. Class A	4,616	28,388
Gannett Co., Inc.	6,122	51,302
Meredith Corp. (b)	2,721	175,777
MSG Network, Inc. Class A (a)	50,659	1,182,888
Saga Communications, Inc. Class A	342	17,459
The McClatchy Co. Class A (a)	2,373	22,947
Time, Inc.	422	8,166
		1,486,927
Multiline Retail - 0.6%
Big Lots, Inc. (b)	39,536	1,924,612
Specialty Retail - 4.9%
Aarons, Inc. Class A	68,654	2,041,770
American Eagle Outfitters, Inc. (b)	107,221	1,504,311
Asbury Automotive Group, Inc. (a)	930	55,893
Big 5 Sporting Goods Corp. (b)	90,799	1,371,065
Caleres, Inc.	41,740	1,102,771
Chico's FAS, Inc.	130,894	1,858,695
DSW, Inc. Class A (b)	65,063	1,345,503
Express, Inc. (a)	56,285	512,756
Genesco, Inc. (a)	6,608	366,414
GNC Holdings, Inc. (b)	205,512	1,512,568
Group 1 Automotive, Inc.	6,104	452,184
Office Depot, Inc.	407,857	1,902,653
Pier 1 Imports, Inc.	32,517	232,822
Shoe Carnival, Inc.	23,094	567,420
The Cato Corp. Class A (sub. vtg.)	12,362	271,470
The Children's Place Retail Stores, Inc. (b)	3,341	401,087
		15,499,382
Textiles, Apparel & Luxury Goods - 0.3%
Movado Group, Inc. (b)	30,268	755,187
Unifi, Inc. (a)	9,992	283,673
		1,038,860

TOTAL CONSUMER DISCRETIONARY		41,987,257

CONSUMER STAPLES - 4.4%
Food & Staples Retailing - 1.0%
Ingles Markets, Inc. Class A	13,156	567,681
SpartanNash Co.	52,111	1,823,364
United Natural Foods, Inc. (a)(b)	21,946	948,726
		3,339,771
Food Products - 2.0%
Dean Foods Co. (b)	87,252	1,715,374
Fresh Del Monte Produce, Inc. (b)	24,060	1,425,074
Omega Protein Corp.	66,554	1,334,408
Sanderson Farms, Inc. (b)	14,986	1,556,146
Seaboard Corp.	36	150,101
Seneca Foods Corp. Class A (a)	5,479	197,792
		6,378,895
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	46,308	1,607,814
Personal Products - 0.3%
Avon Products, Inc. (a)	384	1,690
MediFast, Inc.	5,087	225,710
Natural Health Trends Corp. (b)	4,878	140,974
Nutraceutical International Corp.	1,455	45,323
USANA Health Sciences, Inc. (a)	8,409	484,358
		898,055
Tobacco - 0.6%
Universal Corp. (b)	27,033	1,912,585

TOTAL CONSUMER STAPLES		14,137,120

ENERGY - 2.9%
Energy Equipment & Services - 1.9%
Archrock, Inc.	67,734	839,902
Atwood Oceanics, Inc. (a)(b)	113,419	1,080,883
Dril-Quip, Inc. (a)(b)	17,162	936,187
Exterran Corp. (a)	5,467	171,937
Gulf Island Fabrication, Inc.	812	9,379
Matrix Service Co. (a)	52,972	874,038
McDermott International, Inc. (a)	283,705	1,915,009
Natural Gas Services Group, Inc. (a)	2,861	74,529
PHI, Inc. (non-vtg.) (a)	3,883	46,518
Pioneer Energy Services Corp. (a)	15,446	61,784
		6,010,166
Oil, Gas & Consumable Fuels - 1.0%
Abraxas Petroleum Corp. (a)	15,801	31,918
Adams Resources & Energy, Inc.	229	8,553
Bill Barrett Corp. (a)	46,006	209,327
Clayton Williams Energy, Inc. (a)	256	33,812
DHT Holdings, Inc.	102,459	457,992
Evolution Petroleum Corp.	2,711	21,688
Golar LNG Ltd. (b)	5,027	140,404
International Seaways, Inc. (a)	13,953	266,781
Navios Maritime Acquisition Corp.	18,546	31,899
Overseas Shipholding Group, Inc.	40,098	154,778
RSP Permian, Inc. (a)	4,787	198,325
Sanchez Energy Corp. (a)(b)	119,011	1,135,365
Scorpio Tankers, Inc.	33,769	149,934
Teekay Tankers Ltd. (b)	82,827	169,795
W&T Offshore, Inc. (a)(b)	10,629	29,442
Western Refining, Inc.	4,066	142,595
Westmoreland Coal Co. (a)	638	9,264
		3,191,872

TOTAL ENERGY		9,202,038

FINANCIALS - 18.5%
Banks - 8.2%
Arrow Financial Corp.	823	27,900
BancFirst Corp.	10,260	922,374
Banco Latinoamericano de Comercio Exterior SA Series E	35,464	983,771
Banner Corp.	5,836	324,715
Berkshire Hills Bancorp, Inc.	9,456	340,889
Brookline Bancorp, Inc., Delaware	13,630	213,310
Cathay General Bancorp	43,583	1,642,207
Centerstate Banks of Florida, Inc.	6,544	169,490
Community Trust Bancorp, Inc.	5,322	243,482
Customers Bancorp, Inc. (a)	7,395	233,164
Fidelity Southern Corp.	15,941	356,760
Financial Institutions, Inc.	1,018	33,543
First Bancorp, North Carolina	8,036	235,374
First Bancorp, Puerto Rico (a)	291,606	1,647,574
First Busey Corp.	5,773	169,726
First Commonwealth Financial Corp.	570	7,558
First Financial Bancorp, Ohio	14,923	409,636
First Interstate Bancsystem, Inc.	17,870	708,546
First Midwest Bancorp, Inc., Delaware	35,918	850,538
Fulton Financial Corp. (b)	113,661	2,028,849
Great Southern Bancorp, Inc.	7,324	369,862
Great Western Bancorp, Inc.	14,841	629,407
Guaranty Bancorp	10,780	262,493
Hancock Holding Co.	4,912	223,742
Hanmi Financial Corp.	6,288	193,356
Heartland Financial U.S.A., Inc.	1,036	51,748
Heritage Commerce Corp.	20,656	291,250
Hilltop Holdings, Inc.	15,045	413,286
Home Bancshares, Inc.	23,988	649,355
Huntington Bancshares, Inc.	18,036	241,502
IBERIABANK Corp.	18,518	1,464,774
International Bancshares Corp.	37,113	1,313,800
Investors Bancorp, Inc.	46,270	665,363
LegacyTexas Financial Group, Inc.	11,384	454,222
MainSource Financial Group, Inc.	987	32,502
Merchants Bancshares, Inc.	3,685	179,460
National Bank Holdings Corp.	1,399	45,468
Opus Bank	9,198	185,340
Peapack-Gladstone Financial Corp.	3,584	106,051
Preferred Bank, Los Angeles	1,243	66,699
PrivateBancorp, Inc.	5,085	301,896
Renasant Corp.	1,121	44,492
Sandy Spring Bancorp, Inc.	9,775	400,677
Sterling Bancorp	2,127	50,410
Stonegate Bank	2,699	127,096
The Bank of NT Butterfield & Son Ltd.	4,624	147,552
UMB Financial Corp.	2,270	170,954
Umpqua Holdings Corp.	126,089	2,236,819
Valley National Bancorp	5,876	69,337
Washington Trust Bancorp, Inc.	2,359	116,299
Western Alliance Bancorp. (a)	24,706	1,212,818
Wintrust Financial Corp.	28,117	1,943,447
		26,210,883
Capital Markets - 3.0%
Diamond Hill Investment Group, Inc.	1,551	301,747
Evercore Partners, Inc. Class A	26,732	2,082,423
Financial Engines, Inc. (b)	46,465	2,023,551
Gain Capital Holdings, Inc.	19,492	162,368
GAMCO Investors, Inc. Class A	806	23,850
Greenhill & Co., Inc.	2,406	70,496
Houlihan Lokey	17,282	595,365
INTL FCStone, Inc. (a)	31,268	1,186,933
Manning & Napier, Inc. Class A	6,492	37,004
OM Asset Management Ltd.	38,653	584,433
Oppenheimer Holdings, Inc. Class A (non-vtg.)	3,259	55,729
Piper Jaffray Companies	15,508	990,186
Vector Capital Corp. rights (a)	5,673	0
Waddell & Reed Financial, Inc. Class A (b)	84,981	1,444,677
		9,558,762
Consumer Finance - 0.9%
Enova International, Inc. (a)	33,051	490,807
Nelnet, Inc. Class A	34,594	1,517,293
Regional Management Corp. (a)	8,736	169,740
World Acceptance Corp. (a)(b)	15,108	782,292
		2,960,132
Diversified Financial Services - 0.4%
Cotiviti Holdings, Inc.	19,821	825,148
Marlin Business Services Corp.	13,983	360,062
		1,185,210
Insurance - 1.5%
EMC Insurance Group	1,744	48,937
Employers Holdings, Inc.	5,386	204,399
Federated National Holding Co.	35,778	623,611
Heritage Insurance Holdings, Inc.	34,920	445,928
National General Holdings Corp.	5,490	130,442
Selective Insurance Group, Inc.	32,332	1,524,454
United Insurance Holdings Corp. (b)	39,546	630,759
Universal Insurance Holdings, Inc. (b)	49,927	1,223,212
		4,831,742
Mortgage Real Estate Investment Trusts - 1.9%
Anworth Mortgage Asset Corp.	21,495	119,297
Apollo Commercial Real Estate Finance, Inc. (b)	103,608	1,948,866
MFA Financial, Inc.	197,245	1,593,740
New Residential Investment Corp.	119,441	2,028,108
Redwood Trust, Inc.	24,301	403,640
		6,093,651
Real Estate Management & Development - 0.1%
The RMR Group, Inc.	6,307	312,197
Thrifts & Mortgage Finance - 2.5%
BofI Holding, Inc. (a)(b)	54,791	1,431,689
Dime Community Bancshares, Inc.	20,951	425,305
Essent Group Ltd. (a)	59,302	2,144,953
EverBank Financial Corp.	609	11,863
First Defiance Financial Corp.	3,316	164,175
Hingham Institution for Savings	282	49,872
Northwest Bancshares, Inc.	88,919	1,497,396
Walker & Dunlop, Inc. (a)	42,751	1,782,289
Waterstone Financial, Inc.	8,697	158,720
WSFS Financial Corp.	2,621	120,435
		7,786,697

TOTAL FINANCIALS		58,939,274

HEALTH CARE - 14.4%
Biotechnology - 3.3%
Acorda Therapeutics, Inc. (a)	14,947	313,887
Alder Biopharmaceuticals, Inc. (a)(b)	417	8,674
AMAG Pharmaceuticals, Inc. (a)(b)	13,018	293,556
Amicus Therapeutics, Inc. (a)(b)	2,490	17,754
Applied Genetic Technologies Corp. (a)	15,061	103,921
Array BioPharma, Inc. (a)(b)	43,885	392,332
BioCryst Pharmaceuticals, Inc. (a)	28,315	237,846
Biospecifics Technologies Corp. (a)	3,853	211,144
bluebird bio, Inc. (a)(b)	5,098	463,408
Blueprint Medicines Corp. (a)(b)	8,085	323,319
Clovis Oncology, Inc. (a)	8,475	539,603
Concert Pharmaceuticals, Inc. (a)	3,963	67,609
Dyax Corp. rights 12/31/19 (a)	11,419	29,004
Eagle Pharmaceuticals, Inc. (a)(b)	3,354	278,181
Emergent BioSolutions, Inc. (a)	10,830	314,503
Exact Sciences Corp. (a)(b)	11,090	261,946
Exelixis, Inc. (a)	46,389	1,005,250
FibroGen, Inc. (a)	4,109	101,287
Five Prime Therapeutics, Inc. (a)	2,117	76,530
Genomic Health, Inc. (a)	8,744	275,349
Global Blood Therapeutics, Inc. (a)	1,684	62,055
Halozyme Therapeutics, Inc. (a)(b)	7,264	94,141
Insmed, Inc. (a)	1,286	22,518
Insys Therapeutics, Inc. (a)(b)	17,556	184,514
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	12,469	212,721
Kite Pharma, Inc. (a)(b)	4,485	352,028
Lexicon Pharmaceuticals, Inc. (a)(b)	7,344	105,313
Ligand Pharmaceuticals, Inc. Class B (a)(b)	1,709	180,881
MiMedx Group, Inc. (a)(b)	35,240	335,837
Momenta Pharmaceuticals, Inc. (a)	1,145	15,286
Myriad Genetics, Inc. (a)(b)	21,428	411,418
PDL BioPharma, Inc.	103,645	235,274
Pfenex, Inc. (a)	5,445	31,635
PharmAthene, Inc.	202,611	164,419
Portola Pharmaceuticals, Inc. (a)	7,358	288,360
Progenics Pharmaceuticals, Inc. (a)(b)	16,789	158,488
Prothena Corp. PLC (a)(b)	2,929	163,409
Puma Biotechnology, Inc. (a)(b)	653	24,292
Repligen Corp. (a)	10,343	364,074
Retrophin, Inc. (a)	9,280	171,309
Sage Therapeutics, Inc. (a)	2,577	183,147
Sarepta Therapeutics, Inc. (a)	3,095	91,612
Spark Therapeutics, Inc. (a)	228	12,162
Synergy Pharmaceuticals, Inc. (a)(b)	6,199	28,887
TESARO, Inc. (a)(b)	2,583	397,446
Ultragenyx Pharmaceutical, Inc. (a)	4,085	276,881
Vanda Pharmaceuticals, Inc. (a)	17,178	240,492
Versartis, Inc. (a)	9,012	192,406
Xencor, Inc. (a)	13,013	311,271
		10,627,379
Health Care Equipment & Supplies - 4.0%
Angiodynamics, Inc. (a)	23,088	400,577
Cantel Medical Corp.	17,089	1,368,829
Cardiovascular Systems, Inc. (a)	792	22,394
Exactech, Inc. (a)	8,061	203,137
Globus Medical, Inc. (a)	44,449	1,316,579
Haemonetics Corp. (a)	8,547	346,752
Halyard Health, Inc. (a)	6,550	249,490
Inogen, Inc. (a)	8,858	687,026
Integer Holdings Corp. (a)	10,300	414,060
Integra LifeSciences Holdings Corp. (a)	9,291	391,430
LivaNova PLC (a)	11,781	577,387
Masimo Corp. (a)	24,596	2,293,823
Meridian Bioscience, Inc.	18,733	258,515
Merit Medical Systems, Inc. (a)	36,578	1,057,104
Natus Medical, Inc. (a)	31,687	1,243,715
OraSure Technologies, Inc. (a)	24,712	319,526
Orthofix International NV (a)	27,643	1,054,580
SurModics, Inc. (a)	12,611	303,295
West Pharmaceutical Services, Inc.	2,807	229,079
Zeltiq Aesthetics, Inc. (a)	114	6,340
		12,743,638
Health Care Providers & Services - 4.8%
Alliance Healthcare Services, Inc. (a)	23,630	242,208
Chemed Corp. (b)	11,639	2,126,329
Corvel Corp. (a)	13,664	594,384
HealthSouth Corp.	43,020	1,841,686
LHC Group, Inc. (a)	2,995	161,431
Magellan Health Services, Inc. (a)	24,840	1,715,202
Molina Healthcare, Inc. (a)	32,581	1,485,694
National Healthcare Corp.	5,527	394,075
Owens & Minor, Inc. (b)	55,718	1,927,843
PharMerica Corp. (a)	43,421	1,016,051
Select Medical Holdings Corp. (a)	32,363	432,046
Tivity Health, Inc. (a)(b)	48,670	1,416,297
Triple-S Management Corp. (a)	23,737	417,059
Wellcare Health Plans, Inc. (a)	11,315	1,586,476
		15,356,781
Health Care Technology - 0.7%
HMS Holdings Corp. (a)	52,263	1,062,507
Quality Systems, Inc. (a)	82,206	1,252,819
		2,315,326
Life Sciences Tools & Services - 0.6%
Cambrex Corp. (a)	7,741	426,142
INC Research Holdings, Inc. Class A (a)	9,056	415,218
Luminex Corp.	12,532	230,213
PAREXEL International Corp. (a)	6,220	392,544
PRA Health Sciences, Inc. (a)	6,825	445,195
		1,909,312
Pharmaceuticals - 1.0%
Aerie Pharmaceuticals, Inc. (a)	546	24,761
Amphastar Pharmaceuticals, Inc. (a)	11,299	163,836
Catalent, Inc. (a)	11,069	313,474
Corcept Therapeutics, Inc. (a)(b)	28,304	310,212
Horizon Pharma PLC (a)	16,208	239,554
Impax Laboratories, Inc. (a)	11,920	150,788
Innoviva, Inc. (a)(b)	1,792	24,783
Nektar Therapeutics (a)	13,395	314,381
Pacira Pharmaceuticals, Inc. (a)(b)	2,754	125,582
Prestige Brands Holdings, Inc. (a)	10,489	582,769
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	16,598	182,578
Supernus Pharmaceuticals, Inc. (a)	6,479	202,793
The Medicines Company (a)(b)	7,880	385,332
TherapeuticsMD, Inc. (a)(b)	869	6,257
Theravance Biopharma, Inc. (a)(b)	467	17,195
		3,044,295

TOTAL HEALTH CARE		45,996,731

INDUSTRIALS - 12.3%
Aerospace & Defense - 1.6%
Astronics Corp. (a)	38,982	1,236,899
Astronics Corp. Class B	7,789	248,781
Curtiss-Wright Corp.	15,906	1,451,582
DigitalGlobe, Inc. (a)	291	9,530
Esterline Technologies Corp. (a)	653	56,191
Moog, Inc. Class A (a)	29,340	1,976,049
Teledyne Technologies, Inc. (a)	381	48,181
Wesco Aircraft Holdings, Inc. (a)	6,544	74,602
		5,101,815
Airlines - 1.0%
Hawaiian Holdings, Inc. (a)	34,333	1,594,768
JetBlue Airways Corp. (a)	80,144	1,651,768
		3,246,536
Building Products - 0.6%
American Woodmark Corp. (a)	5,910	542,538
Apogee Enterprises, Inc. (b)	6,490	386,869
NCI Building Systems, Inc. (a)	17,992	308,563
Ply Gem Holdings, Inc. (a)	8,706	171,508
Universal Forest Products, Inc.	3,813	375,733
		1,785,211
Commercial Services & Supplies - 3.4%
ARC Document Solutions, Inc. (a)	8,690	29,981
Brady Corp. Class A	13,390	517,524
Deluxe Corp.	29,599	2,136,160
Ennis, Inc.	9,049	153,833
Essendant, Inc.	25,658	388,719
Herman Miller, Inc.	50,995	1,608,892
HNI Corp.	3,886	179,106
Kimball International, Inc. Class B	65,056	1,073,424
Knoll, Inc.	54,124	1,288,692
Quad/Graphics, Inc.	37,141	937,439
Steelcase, Inc. Class A	84,283	1,411,740
UniFirst Corp.	4,216	596,353
West Corp.	22,342	545,592
		10,867,455
Construction & Engineering - 0.9%
Argan, Inc.	26,117	1,727,640
EMCOR Group, Inc.	15,014	945,131
MYR Group, Inc. (a)	6,674	273,634
		2,946,405
Electrical Equipment - 0.4%
Allied Motion Technologies, Inc.	2,682	53,908
EnerSys	16,931	1,336,533
		1,390,441
Machinery - 2.0%
Alamo Group, Inc.	6,257	476,721
Global Brass & Copper Holdings, Inc.	26,316	905,270
Greenbrier Companies, Inc. (b)	41,659	1,795,503
Hurco Companies, Inc.	5,740	178,514
Hyster-Yale Materials Handling Class A	2,517	141,934
Joy Global, Inc.	4,385	123,876
Kadant, Inc.	7,042	417,943
Meritor, Inc. (a)	4,610	78,969
Supreme Industries, Inc. Class A	1,235	25,021
Wabash National Corp. (b)	91,011	1,883,018
Woodward, Inc.	6,070	412,274
		6,439,043
Marine - 0.2%
Costamare, Inc. (b)	67,932	452,427
Professional Services - 1.9%
Barrett Business Services, Inc.	5,358	292,654
CEB, Inc.	1,072	84,259
Huron Consulting Group, Inc. (a)	4,896	206,122
ICF International, Inc. (a)	4,664	192,623
Insperity, Inc.	21,888	1,940,371
Kelly Services, Inc. Class A (non-vtg.)	13,873	303,264
Kforce, Inc.	16,236	385,605
Resources Connection, Inc.	50,420	844,535
RPX Corp. (a)	119,768	1,437,216
TrueBlue, Inc. (a)	11,266	308,125
		5,994,774
Road & Rail - 0.0%
Roadrunner Transportation Systems, Inc. (a)	18,908	129,898
Trading Companies & Distributors - 0.3%
Applied Industrial Technologies, Inc.	3,842	237,628
BMC Stock Holdings, Inc. (a)	2,654	59,980
Rush Enterprises, Inc. Class A (a)	13,989	462,756
Veritiv Corp. (a)	1,723	89,251
		849,615

TOTAL INDUSTRIALS		39,203,620

INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 2.7%
ADTRAN, Inc.	666	13,820
Bel Fuse, Inc. Class B (non-vtg.)	1,905	48,673
Black Box Corp.	6,933	62,050
Communications Systems, Inc.	2,838	12,487
Digi International, Inc. (a)	4,492	53,455
EMCORE Corp.	1,319	11,871
Extreme Networks, Inc. (a)	22,548	169,335
Finisar Corp. (a)	76,635	2,095,201
InterDigital, Inc.	24,310	2,097,953
NETGEAR, Inc. (a)	32,662	1,618,402
Oclaro, Inc. (a)(b)	149,720	1,470,250
Plantronics, Inc.	18,388	994,975
		8,648,472
Electronic Equipment & Components - 6.4%
Anixter International, Inc. (a)	7,241	574,211
Benchmark Electronics, Inc. (a)	58,311	1,854,290
Cardtronics PLC	29,112	1,360,986
Control4 Corp. (a)	3,388	53,497
ePlus, Inc. (a)	112	15,126
II-VI, Inc. (a)	1,590	57,320
Insight Enterprises, Inc. (a)	24,027	987,269
Kimball Electronics, Inc. (a)	46,140	782,073
Methode Electronics, Inc. Class A	39,220	1,788,432
PC Connection, Inc.	4,458	132,804
Plexus Corp. (a)	24,446	1,412,979
Rogers Corp. (a)	5,414	464,900
Sanmina Corp. (a)	54,350	2,206,610
ScanSource, Inc. (a)	43,558	1,709,652
SYNNEX Corp.	18,205	2,037,868
Tech Data Corp. (a)	23,710	2,226,369
TTM Technologies, Inc. (a)(b)	109,963	1,773,703
Vishay Intertechnology, Inc. (b)	62,130	1,022,039
		20,460,128
Internet Software & Services - 0.9%
Bankrate, Inc. (a)	1,450	13,993
Carbonite, Inc. (a)	1,677	34,043
DHI Group, Inc. (a)	15,750	62,213
Global Sources Ltd. (a)	22,399	184,792
LogMeIn, Inc.	10,664	1,039,740
MeetMe, Inc. (a)(b)	119,325	702,824
RetailMeNot, Inc. (a)	80,058	648,470
		2,686,075
IT Services - 1.7%
Computer Task Group, Inc.	3,497	19,303
Convergys Corp.	29,194	617,453
CSG Systems International, Inc.	37,296	1,410,162
EVERTEC, Inc.	38,815	617,159
ExlService Holdings, Inc. (a)	903	42,766
Hackett Group, Inc.	11,532	224,759
ManTech International Corp. Class A	672	23,271
NCI, Inc. Class A	7,098	106,825
Science Applications International Corp.	7,758	577,195
Sykes Enterprises, Inc. (a)	31,801	934,949
Syntel, Inc.	29,074	489,315
Travelport Worldwide Ltd.	20,409	240,214
		5,303,371
Semiconductors & Semiconductor Equipment - 6.0%
Advanced Energy Industries, Inc. (a)	10,878	745,796
Advanced Micro Devices, Inc. (a)(b)	192,672	2,803,378
Alpha & Omega Semiconductor Ltd. (a)	11,411	196,155
Amkor Technology, Inc. (a)	77,667	900,161
Brooks Automation, Inc.	32,035	717,584
Cabot Microelectronics Corp.	26,804	2,053,454
Cirrus Logic, Inc. (a)	38,392	2,330,010
Cohu, Inc.	7,007	129,349
Entegris, Inc. (a)	19,208	449,467
Experi Corp.	32,236	1,094,412
IXYS Corp.	32,165	468,001
MKS Instruments, Inc.	30,278	2,081,613
Nanometrics, Inc. (a)	23,291	709,444
NeoPhotonics Corp. (a)(b)	11,215	101,047
Photronics, Inc. (a)	140,272	1,500,910
Rudolph Technologies, Inc. (a)	54,548	1,221,875
Semtech Corp. (a)	6,284	212,399
Silicon Laboratories, Inc. (a)	13,595	999,912
Synaptics, Inc. (a)	3,828	189,524
Ultra Clean Holdings, Inc. (a)	7,303	123,202
		19,027,693
Software - 1.3%
Aspen Technology, Inc. (a)	41,875	2,467,275
Barracuda Networks, Inc. (a)	36,051	833,139
Progress Software Corp.	24,883	722,851
QAD, Inc. Class B	1,619	38,824
The Rubicon Project, Inc. (a)	19,797	116,604
Zedge, Inc. (a)	8,345	25,619
		4,204,312
Technology Hardware, Storage & Peripherals - 0.2%
Super Micro Computer, Inc. (a)	28,375	719,306

TOTAL INFORMATION TECHNOLOGY		61,049,357

MATERIALS - 5.4%
Chemicals - 2.6%
Chase Corp.	2,854	272,272
Chemtura Corp. (a)	866	28,924
FutureFuel Corp.	63,632	902,302
Innophos Holdings, Inc.	5,233	282,425
KMG Chemicals, Inc.	3,622	166,866
Minerals Technologies, Inc.	6,559	502,419
Rayonier Advanced Materials, Inc.	78,754	1,059,241
Stepan Co.	1,831	144,301
The Chemours Co. LLC	75,991	2,925,643
Trecora Resources (a)	1,444	16,028
Trinseo SA	28,805	1,932,816
		8,233,237
Containers & Packaging - 0.1%
Greif, Inc. Class A	4,801	264,487
Metals & Mining - 1.6%
AK Steel Holding Corp. (a)(b)	67,746	487,094
Atkore International Group, Inc.	42,644	1,120,684
Cliffs Natural Resources, Inc. (a)(b)	235,692	1,935,031
Commercial Metals Co. (b)	16,880	322,914
Ryerson Holding Corp. (a)	13,289	167,441
Schnitzer Steel Industries, Inc. Class A	8,628	178,168
Stillwater Mining Co. (a)	492	8,497
Worthington Industries, Inc.	17,161	773,789
		4,993,618
Paper & Forest Products - 1.1%
Louisiana-Pacific Corp. (a)	83,702	2,077,484
Schweitzer-Mauduit International, Inc.	38,227	1,583,362
		3,660,846

TOTAL MATERIALS		17,152,188

REAL ESTATE - 5.7%
Equity Real Estate Investment Trusts (REITs) - 5.5%
Ashford Hospitality Trust, Inc.	19,239	122,552
CBL & Associates Properties, Inc. (b)	198,951	1,897,993
Chesapeake Lodging Trust	27,373	655,857
CorEnergy Infrastructure Trust, Inc. (b)	10,183	343,982
DiamondRock Hospitality Co.	9,255	103,193
Four Corners Property Trust, Inc.	73,108	1,669,056
Gyrodyne LLC	129	2,724
Hersha Hospitality Trust	16,932	318,152
InfraReit, Inc.	38,902	700,236
LaSalle Hotel Properties (SBI)	59,786	1,730,805
Medical Properties Trust, Inc. (b)	29,582	381,312
National Storage Affiliates Trust	17,378	415,334
Pebblebrook Hotel Trust (b)	4,434	129,517
Potlatch Corp.	1,288	58,862
PS Business Parks, Inc.	12,455	1,429,336
RLJ Lodging Trust	90,030	2,116,605
Ryman Hospitality Properties, Inc.	22,364	1,382,766
Select Income REIT	668	17,228
Summit Hotel Properties, Inc.	92,630	1,480,227
Sunstone Hotel Investors, Inc.	123,854	1,898,682
Xenia Hotels & Resorts, Inc.	37,602	641,866
		17,496,285
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)(b)	15,470	569,296
HFF, Inc.	215	5,949
Marcus & Millichap, Inc. (a)	9,409	231,273
		806,518

TOTAL REAL ESTATE		18,302,803

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
IDT Corp. Class B	43,040	547,469
Wireless Telecommunication Services - 0.1%
Spok Holdings, Inc.	16,466	312,854

TOTAL TELECOMMUNICATION SERVICES		860,323

UTILITIES - 2.3%
Electric Utilities - 0.6%
Allete, Inc.	22,836	1,546,226
IDACORP, Inc.	577	47,868
Portland General Electric Co.	2,904	128,996
Spark Energy, Inc. Class A, (b)	8,845	282,598
		2,005,688
Gas Utilities - 0.9%
Northwest Natural Gas Co.	4,608	272,333
ONE Gas, Inc.	21,661	1,464,284
Southwest Gas Holdings, Inc.	10,295	853,558
WGL Holdings, Inc.	2,288	188,829
		2,779,004
Independent Power and Renewable Electricity Producers - 0.5%
NRG Yield, Inc. Class A	32,880	571,783
Ormat Technologies, Inc.	19,724	1,125,846
		1,697,629
Multi-Utilities - 0.1%
NorthWestern Energy Corp.	3,607	211,731
Water Utilities - 0.2%
American States Water Co.	16,234	719,166

TOTAL UTILITIES		7,413,218

TOTAL COMMON STOCKS
(Cost $264,980,990)		314,243,929
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.56% 8/17/17 (c)
(Cost $997,880)	1,000,000	997,072
	Shares	Value

Money Market Funds - 18.8%
Fidelity Cash Central Fund, 0.84% (d)	3,111,711	$3,112,334
Fidelity Securities Lending Cash Central Fund 0.84% (d)(e)	56,823,063	56,828,745
TOTAL MONEY MARKET FUNDS
(Cost $59,939,145)		59,941,079
TOTAL INVESTMENT PORTFOLIO - 117.7%
(Cost $325,918,015)		375,182,080
NET OTHER ASSETS (LIABILITIES) - (17.7)%		(56,465,936)
NET ASSETS - 100%		$318,716,144

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
68 ICE Russell 2000 Index Contracts (United States)	June 2017	4,706,960	$70,156

The face value of futures purchased as a percentage of Net Assets is 1.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $223,344.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,773
Fidelity Securities Lending Cash Central Fund	72,598
Total	$78,371

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$41,987,257	$41,987,257	$--	$--
Consumer Staples	14,137,120	14,137,120	--	--
Energy	9,202,038	9,202,038	--	--
Financials	58,939,274	58,939,274	--	--
Health Care	45,996,731	45,967,727	--	29,004
Industrials	39,203,620	39,203,620	--	--
Information Technology	61,049,357	61,049,357	--	--
Materials	17,152,188	17,152,188	--	--
Real Estate	18,302,803	18,302,803	--	--
Telecommunication Services	860,323	860,323	--	--
Utilities	7,413,218	7,413,218	--	--
U.S. Government and Government Agency Obligations	997,072	--	997,072	--
Money Market Funds	59,941,079	59,941,079	--	--
Total Investments in Securities:	$375,182,080	$374,156,004	$997,072	$29,004
Derivative Instruments:
Assets
Futures Contracts	$70,156	$70,156	$--	$--
Total Assets	$70,156	$70,156	$--	$--
Total Derivative Instruments:	$70,156	$70,156	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $328,020,582. Net unrealized appreciation aggregated $47,161,498, of which $59,677,824 related to appreciated investment securities and $12,516,326 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Index 500 Portfolio

March 31, 2017

VIPIDX-QTLY-0517
1.799879.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.2%
BorgWarner, Inc. (a)	65,997	$2,758,015
Delphi Automotive PLC	88,983	7,162,242
The Goodyear Tire & Rubber Co.	83,071	2,990,556
		12,910,813
Automobiles - 0.5%
Ford Motor Co.	1,288,534	14,998,536
General Motors Co.	449,978	15,911,222
Harley-Davidson, Inc.	58,211	3,521,766
		34,431,524
Distributors - 0.1%
Genuine Parts Co.	48,980	4,526,242
LKQ Corp. (b)	101,671	2,975,910
		7,502,152
Diversified Consumer Services - 0.0%
H&R Block, Inc.	68,370	1,589,603
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp. unit	137,967	8,127,636
Chipotle Mexican Grill, Inc. (a)(b)	9,498	4,231,549
Darden Restaurants, Inc.	40,987	3,429,382
Marriott International, Inc. Class A	103,824	9,778,144
McDonald's Corp.	270,351	35,040,193
Royal Caribbean Cruises Ltd.	55,308	5,426,268
Starbucks Corp.	481,091	28,090,903
Wyndham Worldwide Corp.	34,654	2,920,986
Wynn Resorts Ltd. (a)	26,244	3,007,825
Yum! Brands, Inc.	110,964	7,090,600
		107,143,486
Household Durables - 0.5%
D.R. Horton, Inc.	112,171	3,736,416
Garmin Ltd.	37,970	1,940,647
Leggett & Platt, Inc.	44,149	2,221,578
Lennar Corp. Class A	67,073	3,433,467
Mohawk Industries, Inc. (b)	20,815	4,776,834
Newell Brands, Inc.	159,241	7,511,398
PulteGroup, Inc.	94,426	2,223,732
Whirlpool Corp.	24,589	4,212,833
		30,056,905
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (b)	130,737	115,903,580
Expedia, Inc.	39,799	5,021,440
Netflix, Inc. (b)	142,080	21,000,845
Priceline Group, Inc. (b)	16,231	28,890,693
TripAdvisor, Inc. (a)(b)	37,278	1,608,918
		172,425,476
Leisure Products - 0.1%
Hasbro, Inc.	36,928	3,686,153
Mattel, Inc.	113,042	2,895,006
		6,581,159
Media - 3.2%
CBS Corp. Class B	122,777	8,515,813
Charter Communications, Inc. Class A (b)	71,011	23,243,321
Comcast Corp. Class A	1,562,278	58,726,030
Discovery Communications, Inc.:
Class A (a)(b)	50,383	1,465,641
Class C (non-vtg.) (b)	71,218	2,016,182
DISH Network Corp. Class A (a)(b)	74,906	4,755,782
Interpublic Group of Companies, Inc.	129,627	3,184,935
News Corp.:
Class A	126,003	1,638,039
Class B	39,533	533,696
Omnicom Group, Inc.	77,419	6,674,292
Scripps Networks Interactive, Inc. Class A	31,535	2,471,398
Tegna, Inc.	70,878	1,815,894
The Walt Disney Co.	480,215	54,451,579
Time Warner, Inc.	255,609	24,975,555
Twenty-First Century Fox, Inc.:
Class A	347,369	11,251,282
Class B	160,794	5,110,033
Viacom, Inc. Class B (non-vtg.)	114,699	5,347,267
		216,176,739
Multiline Retail - 0.4%
Dollar General Corp.	83,900	5,850,347
Dollar Tree, Inc. (b)	77,927	6,114,152
Kohl's Corp. (a)	58,254	2,319,092
Macy's, Inc.	100,384	2,975,382
Nordstrom, Inc. (a)	37,599	1,750,985
Target Corp.	183,588	10,132,222
		29,142,180
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	24,349	3,609,983
AutoNation, Inc. (a)(b)	21,653	915,705
AutoZone, Inc. (b)	9,400	6,796,670
Bed Bath & Beyond, Inc.	49,619	1,957,966
Best Buy Co., Inc.	89,395	4,393,764
CarMax, Inc. (a)(b)	61,767	3,657,842
Foot Locker, Inc.	43,694	3,268,748
Gap, Inc. (a)	72,419	1,759,058
Home Depot, Inc.	402,117	59,042,839
L Brands, Inc.	79,291	3,734,606
Lowe's Companies, Inc.	285,868	23,501,208
O'Reilly Automotive, Inc. (a)(b)	30,251	8,162,930
Ross Stores, Inc.	130,100	8,569,687
Signet Jewelers Ltd. (a)	22,975	1,591,478
Staples, Inc.	214,746	1,883,322
Tiffany & Co., Inc. (a)	35,331	3,367,044
TJX Companies, Inc.	215,194	17,017,542
Tractor Supply Co.	43,153	2,976,262
Ulta Beauty, Inc. (b)	19,311	5,508,077
		161,714,731
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	92,632	3,828,481
Hanesbrands, Inc. (a)	125,017	2,595,353
Michael Kors Holdings Ltd. (b)	53,623	2,043,573
NIKE, Inc. Class B	437,459	24,379,590
PVH Corp.	26,166	2,707,396
Ralph Lauren Corp.	18,595	1,517,724
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	60,653	1,199,716
Class C (non-vtg.)	60,851	1,113,573
VF Corp. (a)	109,353	6,011,134
		45,396,540

TOTAL CONSUMER DISCRETIONARY		825,071,308

CONSUMER STAPLES - 9.2%
Beverages - 2.0%
Brown-Forman Corp. Class B (non-vtg.)	58,391	2,696,496
Constellation Brands, Inc. Class A (sub. vtg.)	57,010	9,239,611
Dr. Pepper Snapple Group, Inc.	60,440	5,918,285
Molson Coors Brewing Co. Class B	60,865	5,825,389
Monster Beverage Corp. (b)	132,800	6,131,376
PepsiCo, Inc.	471,126	52,700,154
The Coca-Cola Co.	1,275,552	54,134,427
		136,645,738
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	144,895	24,297,443
CVS Health Corp.	338,586	26,579,001
Kroger Co.	305,014	8,994,863
Sysco Corp.	164,059	8,517,943
Wal-Mart Stores, Inc.	497,088	35,830,103
Walgreens Boots Alliance, Inc.	281,489	23,377,661
Whole Foods Market, Inc. (a)	105,159	3,125,325
		130,722,339
Food Products - 1.5%
Archer Daniels Midland Co.	188,515	8,679,231
Campbell Soup Co.	63,856	3,655,117
ConAgra Foods, Inc.	136,481	5,505,644
General Mills, Inc.	191,463	11,298,232
Hormel Foods Corp. (a)	89,025	3,082,936
Kellogg Co.	83,456	6,059,740
McCormick & Co., Inc. (non-vtg.)	37,518	3,659,881
Mead Johnson Nutrition Co. Class A	60,550	5,393,794
Mondelez International, Inc.	503,938	21,709,649
The Hershey Co.	46,099	5,036,316
The J.M. Smucker Co.	38,432	5,037,667
The Kraft Heinz Co.	196,872	17,877,946
Tyson Foods, Inc. Class A	94,722	5,845,295
		102,841,448
Household Products - 1.8%
Church & Dwight Co., Inc.	84,055	4,191,823
Clorox Co.	42,341	5,708,837
Colgate-Palmolive Co.	291,433	21,329,981
Kimberly-Clark Corp.	117,434	15,457,837
Procter & Gamble Co.	843,898	75,824,235
		122,512,713
Personal Products - 0.2%
Coty, Inc. Class A (a)	155,374	2,816,931
Estee Lauder Companies, Inc. Class A	73,375	6,221,466
		9,038,397
Tobacco - 1.8%
Altria Group, Inc.	640,206	45,723,513
Philip Morris International, Inc.	512,115	57,817,784
Reynolds American, Inc.	273,008	17,204,964
		120,746,261

TOTAL CONSUMER STAPLES		622,506,896

ENERGY - 6.5%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	140,401	8,398,788
Halliburton Co.	286,176	14,082,721
Helmerich & Payne, Inc. (a)	35,837	2,385,669
National Oilwell Varco, Inc. (a)	125,018	5,011,972
Schlumberger Ltd.	460,202	35,941,776
TechnipFMC PLC (b)	154,023	5,005,748
Transocean Ltd. (United States) (a)(b)	128,506	1,599,900
		72,426,574
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	184,520	11,440,240
Apache Corp.	125,335	6,440,966
Cabot Oil & Gas Corp.	156,844	3,750,140
Chesapeake Energy Corp. (a)(b)	251,451	1,493,619
Chevron Corp.	624,917	67,097,338
Cimarex Energy Co.	31,400	3,751,986
Concho Resources, Inc. (b)	48,909	6,276,981
ConocoPhillips Co.	407,950	20,344,467
Devon Energy Corp.	173,171	7,224,694
EOG Resources, Inc.	190,413	18,574,788
EQT Corp.	57,217	3,495,959
Exxon Mobil Corp.	1,368,772	112,252,992
Hess Corp. (a)	88,812	4,281,627
Kinder Morgan, Inc.	633,762	13,777,986
Marathon Oil Corp.	279,663	4,418,675
Marathon Petroleum Corp.	174,222	8,805,180
Murphy Oil Corp. (a)	53,494	1,529,393
Newfield Exploration Co. (b)	65,652	2,423,215
Noble Energy, Inc.	143,753	4,936,478
Occidental Petroleum Corp.	252,294	15,985,348
ONEOK, Inc. (a)	69,572	3,857,072
Phillips 66 Co.	145,624	11,536,333
Pioneer Natural Resources Co.	56,050	10,438,192
Range Resources Corp.	62,096	1,806,994
Southwestern Energy Co. (b)	164,376	1,342,952
Tesoro Corp.	38,617	3,130,294
The Williams Companies, Inc.	272,606	8,066,412
Valero Energy Corp.	148,892	9,870,051
		368,350,372

TOTAL ENERGY		440,776,946

FINANCIALS - 14.2%
Banks - 6.4%
Bank of America Corp.	3,309,311	78,066,646
BB&T Corp.	266,852	11,928,284
Citigroup, Inc.	914,616	54,712,329
Citizens Financial Group, Inc.	168,057	5,806,369
Comerica, Inc.	58,051	3,981,138
Fifth Third Bancorp	247,735	6,292,469
Huntington Bancshares, Inc.	358,453	4,799,686
JPMorgan Chase & Co.	1,179,112	103,573,198
KeyCorp	354,014	6,294,369
M&T Bank Corp. (a)	50,892	7,874,519
Peoples United Financial, Inc. (a)	113,382	2,063,552
PNC Financial Services Group, Inc.	160,481	19,296,235
Regions Financial Corp.	397,858	5,780,877
SunTrust Banks, Inc.	162,216	8,970,545
U.S. Bancorp	525,663	27,071,645
Wells Fargo & Co.	1,486,459	82,736,308
Zions Bancorporation	66,820	2,806,440
		432,054,609
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	18,718	3,068,629
Ameriprise Financial, Inc.	50,854	6,594,747
Bank of New York Mellon Corp.	342,466	16,174,669
BlackRock, Inc. Class A	40,170	15,405,597
CBOE Holdings, Inc.	30,282	2,454,962
Charles Schwab Corp.	401,015	16,365,422
CME Group, Inc.	112,118	13,319,618
E*TRADE Financial Corp. (b)	90,672	3,163,546
Franklin Resources, Inc.	113,834	4,796,965
Goldman Sachs Group, Inc.	122,300	28,094,756
IntercontinentalExchange, Inc.	196,634	11,772,478
Invesco Ltd.	133,216	4,080,406
Moody's Corp.	54,796	6,139,344
Morgan Stanley	474,339	20,320,683
Northern Trust Corp.	70,993	6,146,574
Raymond James Financial, Inc.	42,214	3,219,240
S&P Global, Inc.	85,298	11,151,861
State Street Corp.	118,514	9,434,900
T. Rowe Price Group, Inc.	80,352	5,475,989
The NASDAQ OMX Group, Inc.	37,980	2,637,711
		189,818,097
Consumer Finance - 0.8%
American Express Co.	249,909	19,770,301
Capital One Financial Corp.	158,661	13,749,562
Discover Financial Services	127,265	8,703,653
Navient Corp.	96,063	1,417,890
Synchrony Financial	254,260	8,721,118
		52,362,524
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (b)	626,960	104,501,693
Leucadia National Corp.	106,896	2,779,296
		107,280,989
Insurance - 2.6%
AFLAC, Inc.	132,512	9,596,519
Allstate Corp.	120,530	9,821,990
American International Group, Inc.	307,187	19,177,684
Aon PLC	86,685	10,288,643
Arthur J. Gallagher & Co. (a)	58,962	3,333,711
Assurant, Inc.	18,366	1,757,075
Chubb Ltd.	153,755	20,949,119
Cincinnati Financial Corp. (a)	49,480	3,575,920
Hartford Financial Services Group, Inc.	123,425	5,933,040
Lincoln National Corp.	74,343	4,865,749
Loews Corp.	91,121	4,261,729
Marsh & McLennan Companies, Inc.	170,004	12,561,596
MetLife, Inc.	358,906	18,957,415
Principal Financial Group, Inc.	88,254	5,569,710
Progressive Corp.	191,724	7,511,746
Prudential Financial, Inc.	141,944	15,142,586
The Travelers Companies, Inc.	92,325	11,128,856
Torchmark Corp.	36,152	2,785,150
Unum Group	75,669	3,548,119
Willis Group Holdings PLC	42,054	5,504,448
XL Group Ltd.	87,468	3,486,474
		179,757,279

TOTAL FINANCIALS		961,273,498

HEALTH CARE - 13.7%
Biotechnology - 2.8%
AbbVie, Inc.	526,156	34,284,325
Alexion Pharmaceuticals, Inc. (b)	74,146	8,989,461
Amgen, Inc.	243,105	39,886,237
Biogen, Inc. (b)	71,270	19,486,643
Celgene Corp. (b)	256,808	31,954,619
Gilead Sciences, Inc.	431,465	29,305,103
Incyte Corp. (b)	58,147	7,772,509
Regeneron Pharmaceuticals, Inc. (b)	25,102	9,727,276
Vertex Pharmaceuticals, Inc. (b)	82,010	8,967,794
		190,373,967
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	570,416	25,332,175
Baxter International, Inc.	160,454	8,321,144
Becton, Dickinson & Co.	70,254	12,887,394
Boston Scientific Corp. (b)	450,090	11,193,738
C.R. Bard, Inc.	23,777	5,909,536
Danaher Corp.	201,391	17,224,972
Dentsply Sirona, Inc.	75,818	4,734,076
Edwards Lifesciences Corp. (b)	70,145	6,598,540
Hologic, Inc. (b)	92,196	3,922,940
IDEXX Laboratories, Inc. (b)	29,051	4,491,575
Intuitive Surgical, Inc. (b)	12,123	9,291,916
Medtronic PLC	451,872	36,402,808
Stryker Corp.	102,163	13,449,759
The Cooper Companies, Inc.	16,154	3,229,023
Varian Medical Systems, Inc. (a)(b)	30,854	2,811,725
Zimmer Biomet Holdings, Inc.	66,384	8,106,150
		173,907,471
Health Care Providers & Services - 2.6%
Aetna, Inc.	116,097	14,808,172
AmerisourceBergen Corp. (a)	54,511	4,824,224
Anthem, Inc.	87,272	14,433,043
Cardinal Health, Inc.	104,132	8,491,965
Centene Corp. (b)	56,787	4,046,642
Cigna Corp.	84,853	12,430,116
DaVita HealthCare Partners, Inc. (b)	51,390	3,492,978
Envision Healthcare Corp. (b)	38,774	2,377,622
Express Scripts Holding Co. (b)	199,949	13,178,639
HCA Holdings, Inc. (b)	95,307	8,481,370
Henry Schein, Inc. (b)	26,143	4,443,526
Humana, Inc.	49,292	10,161,053
Laboratory Corp. of America Holdings (b)	33,769	4,844,838
McKesson Corp.	69,999	10,378,052
Patterson Companies, Inc. (a)	27,149	1,227,949
Quest Diagnostics, Inc.	45,387	4,456,550
UnitedHealth Group, Inc.	317,587	52,087,444
Universal Health Services, Inc. Class B	29,483	3,669,159
		177,833,342
Health Care Technology - 0.1%
Cerner Corp. (b)	96,869	5,700,741
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	106,312	5,620,715
Illumina, Inc. (b)	48,294	8,240,888
Mettler-Toledo International, Inc. (b)	8,563	4,100,906
PerkinElmer, Inc.	36,241	2,104,152
Thermo Fisher Scientific, Inc.	128,869	19,794,278
Waters Corp. (b)	26,437	4,132,367
		43,993,306
Pharmaceuticals - 5.0%
Allergan PLC	110,658	26,438,409
Bristol-Myers Squibb Co.	552,166	30,026,787
Eli Lilly & Co.	320,512	26,958,264
Johnson & Johnson	895,681	111,557,069
Mallinckrodt PLC (b)	34,587	1,541,543
Merck & Co., Inc.	906,318	57,587,446
Mylan N.V. (b)	152,021	5,927,299
Perrigo Co. PLC (a)	47,328	3,142,106
Pfizer, Inc.	1,964,724	67,213,208
Zoetis, Inc. Class A	162,398	8,667,181
		339,059,312

TOTAL HEALTH CARE		930,868,139

INDUSTRIALS - 9.9%
Aerospace & Defense - 2.2%
Arconic, Inc. (a)	145,422	3,830,415
General Dynamics Corp.	93,940	17,585,568
L3 Technologies, Inc.	25,682	4,244,978
Lockheed Martin Corp.	82,417	22,054,789
Northrop Grumman Corp.	57,635	13,707,908
Raytheon Co.	96,680	14,743,700
Rockwell Collins, Inc.	43,187	4,196,049
Textron, Inc.	89,156	4,242,934
The Boeing Co.	188,028	33,254,632
TransDigm Group, Inc. (a)	16,398	3,610,184
United Technologies Corp.	247,395	27,760,193
		149,231,350
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc. (a)	46,663	3,606,583
Expeditors International of Washington, Inc.	59,458	3,358,782
FedEx Corp.	80,937	15,794,856
United Parcel Service, Inc. Class B	227,515	24,412,360
		47,172,581
Airlines - 0.6%
Alaska Air Group, Inc.	40,757	3,758,611
American Airlines Group, Inc.	166,422	7,039,651
Delta Air Lines, Inc.	241,229	11,086,885
Southwest Airlines Co.	203,097	10,918,495
United Continental Holdings, Inc. (b)	94,510	6,676,186
		39,479,828
Building Products - 0.3%
Allegion PLC	31,515	2,385,686
Fortune Brands Home & Security, Inc.	50,531	3,074,811
Johnson Controls International PLC	309,870	13,051,724
Masco Corp.	105,738	3,594,035
		22,106,256
Commercial Services & Supplies - 0.3%
Cintas Corp.	28,432	3,597,785
Republic Services, Inc.	76,124	4,781,348
Stericycle, Inc. (b)	28,086	2,328,049
Waste Management, Inc.	133,535	9,737,372
		20,444,554
Construction & Engineering - 0.1%
Fluor Corp.	46,001	2,420,573
Jacobs Engineering Group, Inc.	39,966	2,209,320
Quanta Services, Inc. (b)	49,921	1,852,568
		6,482,461
Electrical Equipment - 0.6%
Acuity Brands, Inc. (a)	14,555	2,969,220
AMETEK, Inc.	75,749	4,096,506
Eaton Corp. PLC	148,447	11,007,345
Emerson Electric Co.	212,937	12,746,409
Fortive Corp.	99,369	5,984,001
Rockwell Automation, Inc.	42,451	6,610,045
		43,413,526
Industrial Conglomerates - 2.4%
3M Co.	196,807	37,655,083
General Electric Co.	2,880,068	85,826,026
Honeywell International, Inc.	251,272	31,376,335
Roper Technologies, Inc.	33,629	6,944,052
		161,801,496
Machinery - 1.4%
Caterpillar, Inc.	193,600	17,958,336
Cummins, Inc.	51,068	7,721,482
Deere & Co.	96,742	10,531,334
Dover Corp.	51,332	4,124,526
Flowserve Corp.	43,085	2,086,176
Illinois Tool Works, Inc.	102,957	13,638,714
Ingersoll-Rand PLC	85,664	6,966,196
PACCAR, Inc.	115,832	7,783,910
Parker Hannifin Corp.	44,001	7,054,240
Pentair PLC	55,193	3,465,017
Snap-On, Inc.	19,136	3,227,669
Stanley Black & Decker, Inc.	50,368	6,692,396
Xylem, Inc.	59,244	2,975,234
		94,225,230
Professional Services - 0.2%
Dun & Bradstreet Corp.	12,155	1,312,011
Equifax, Inc.	39,579	5,412,032
Nielsen Holdings PLC	110,943	4,583,055
Robert Half International, Inc.	42,186	2,059,942
Verisk Analytics, Inc. (b)	51,066	4,143,495
		17,510,535
Road & Rail - 0.9%
CSX Corp.	305,822	14,236,014
J.B. Hunt Transport Services, Inc.	28,660	2,629,268
Kansas City Southern	35,203	3,019,009
Norfolk Southern Corp.	95,912	10,739,267
Ryder System, Inc.	17,649	1,331,441
Union Pacific Corp.	268,635	28,453,819
		60,408,818
Trading Companies & Distributors - 0.2%
Fastenal Co. (a)	95,486	4,917,529
United Rentals, Inc. (b)	27,831	3,480,267
W.W. Grainger, Inc. (a)	17,868	4,158,956
		12,556,752

TOTAL INDUSTRIALS		674,833,387

INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 1.1%
Cisco Systems, Inc.	1,653,103	55,874,881
F5 Networks, Inc. (b)	21,387	3,049,145
Harris Corp.	41,085	4,571,528
Juniper Networks, Inc.	126,093	3,509,168
Motorola Solutions, Inc.	54,382	4,688,816
		71,693,538
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	101,560	7,228,025
Corning, Inc.	306,366	8,271,882
FLIR Systems, Inc.	45,007	1,632,854
TE Connectivity Ltd.	117,283	8,743,448
		25,876,209
Internet Software & Services - 4.5%
Akamai Technologies, Inc. (b)	57,171	3,413,109
Alphabet, Inc.:
Class A (b)	98,079	83,151,376
Class C (b)	97,545	80,919,430
eBay, Inc. (b)	333,716	11,202,846
Facebook, Inc. Class A (b)	777,445	110,436,062
VeriSign, Inc. (a)(b)	29,388	2,559,989
Yahoo!, Inc. (b)	289,761	13,447,808
		305,130,620
IT Services - 3.6%
Accenture PLC Class A	205,531	24,639,056
Alliance Data Systems Corp.	18,461	4,596,789
Automatic Data Processing, Inc.	148,184	15,172,560
Cognizant Technology Solutions Corp. Class A (b)	200,912	11,958,282
CSRA, Inc.	47,920	1,403,577
Fidelity National Information Services, Inc.	108,531	8,641,238
Fiserv, Inc. (b)	70,828	8,167,177
Global Payments, Inc.	50,262	4,055,138
IBM Corp.	283,334	49,339,783
MasterCard, Inc. Class A	311,007	34,978,957
Paychex, Inc.	105,425	6,209,533
PayPal Holdings, Inc. (b)	370,722	15,948,460
Teradata Corp. (a)(b)	43,206	1,344,571
The Western Union Co. (a)	158,747	3,230,501
Total System Services, Inc.	54,473	2,912,127
Visa, Inc. Class A	613,336	54,507,170
		247,104,919
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (a)(b)	254,648	3,705,128
Analog Devices, Inc.	120,143	9,845,719
Applied Materials, Inc.	356,454	13,866,061
Broadcom Ltd.	132,384	28,986,801
Intel Corp.	1,560,722	56,295,243
KLA-Tencor Corp.	51,737	4,918,637
Lam Research Corp.	53,755	6,899,992
Microchip Technology, Inc. (a)	71,445	5,271,212
Micron Technology, Inc. (b)	342,179	9,888,973
NVIDIA Corp.	194,430	21,179,260
Qorvo, Inc. (a)(b)	41,742	2,861,832
Qualcomm, Inc.	487,574	27,957,493
Skyworks Solutions, Inc.	61,042	5,980,895
Texas Instruments, Inc.	329,983	26,583,430
Xilinx, Inc.	82,174	4,757,053
		228,997,729
Software - 4.5%
Activision Blizzard, Inc.	228,331	11,384,584
Adobe Systems, Inc. (b)	163,622	21,292,131
Autodesk, Inc. (b)	64,650	5,590,286
CA Technologies, Inc.	103,481	3,282,417
Citrix Systems, Inc. (b)	51,612	4,303,925
Electronic Arts, Inc. (b)	101,759	9,109,466
Intuit, Inc.	80,213	9,303,906
Microsoft Corp.	2,550,872	168,000,430
Oracle Corp.	989,336	44,134,279
Red Hat, Inc. (b)	58,853	5,090,785
Salesforce.com, Inc. (b)	216,183	17,832,936
Symantec Corp.	204,278	6,267,249
Synopsys, Inc. (b)	49,680	3,583,418
		309,175,812
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	1,731,893	248,803,742
Hewlett Packard Enterprise Co.	549,559	13,024,548
HP, Inc.	558,988	9,994,705
NetApp, Inc.	89,441	3,743,106
Seagate Technology LLC (a)	97,438	4,475,327
Western Digital Corp.	95,092	7,847,943
Xerox Corp.	281,884	2,069,029
		289,958,400

TOTAL INFORMATION TECHNOLOGY		1,477,937,227

MATERIALS - 2.8%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	71,827	9,717,475
Albemarle Corp. U.S.	37,158	3,925,371
CF Industries Holdings, Inc. (a)	76,952	2,258,541
E.I. du Pont de Nemours & Co.	285,398	22,926,021
Eastman Chemical Co.	48,356	3,907,165
Ecolab, Inc.	86,667	10,862,842
FMC Corp.	44,131	3,071,076
International Flavors & Fragrances, Inc.	26,091	3,457,840
LyondellBasell Industries NV Class A	108,959	9,935,971
Monsanto Co.	144,744	16,385,021
PPG Industries, Inc.	84,868	8,917,929
Praxair, Inc.	94,102	11,160,497
Sherwin-Williams Co.	26,797	8,312,161
The Dow Chemical Co.	368,475	23,412,902
The Mosaic Co.	115,600	3,373,208
		141,624,020
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	20,819	4,543,747
Vulcan Materials Co.	43,691	5,263,892
		9,807,639
Containers & Packaging - 0.3%
Avery Dennison Corp.	29,521	2,379,393
Ball Corp.	57,787	4,291,263
International Paper Co.	135,756	6,893,690
Sealed Air Corp.	63,867	2,783,324
WestRock Co.	82,659	4,300,748
		20,648,418
Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (b)	438,953	5,864,412
Newmont Mining Corp.	175,449	5,782,799
Nucor Corp.	105,252	6,285,649
		17,932,860

TOTAL MATERIALS		190,012,937

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	29,338	3,242,436
American Tower Corp.	141,018	17,139,328
Apartment Investment & Management Co. Class A	51,832	2,298,749
AvalonBay Communities, Inc.	45,333	8,323,139
Boston Properties, Inc.	50,782	6,724,045
Crown Castle International Corp.	119,014	11,240,872
Digital Realty Trust, Inc. (a)	52,574	5,593,348
Equinix, Inc.	25,651	10,269,891
Equity Residential (SBI)	121,180	7,539,820
Essex Property Trust, Inc.	21,638	5,009,846
Extra Space Storage, Inc. (a)	41,564	3,091,946
Federal Realty Investment Trust (SBI)	23,802	3,177,567
General Growth Properties, Inc.	192,801	4,469,127
HCP, Inc.	154,547	4,834,230
Host Hotels & Resorts, Inc.	244,028	4,553,562
Iron Mountain, Inc.	80,962	2,887,915
Kimco Realty Corp.	140,501	3,103,667
Mid-America Apartment Communities, Inc.	37,481	3,813,317
Prologis, Inc.	174,738	9,065,407
Public Storage	49,294	10,790,950
Realty Income Corp. (a)	89,493	5,327,518
Regency Centers Corp.	48,206	3,200,396
Simon Property Group, Inc.	105,574	18,161,895
SL Green Realty Corp.	33,202	3,539,997
The Macerich Co. (a)	39,903	2,569,753
UDR, Inc.	88,219	3,198,821
Ventas, Inc. (a)	117,062	7,613,712
Vornado Realty Trust	56,823	5,699,915
Welltower, Inc.	119,681	8,475,808
Weyerhaeuser Co.	247,246	8,401,419
		193,358,396
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	99,251	3,452,942

TOTAL REAL ESTATE		196,811,338

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	2,027,344	84,236,143
CenturyLink, Inc. (a)	180,425	4,252,617
Level 3 Communications, Inc. (b)	96,439	5,518,240
Verizon Communications, Inc.	1,345,590	65,597,513
		159,604,513
UTILITIES - 3.1%
Electric Utilities - 2.0%
Alliant Energy Corp.	75,160	2,977,088
American Electric Power Co., Inc.	162,315	10,896,206
Duke Energy Corp.	230,943	18,939,635
Edison International	107,551	8,562,135
Entergy Corp.	59,219	4,498,275
Eversource Energy	104,605	6,148,682
Exelon Corp.	305,869	11,005,167
FirstEnergy Corp.	146,063	4,647,725
NextEra Energy, Inc.	154,350	19,813,910
PG&E Corp.	167,326	11,103,753
Pinnacle West Capital Corp.	36,754	3,064,549
PPL Corp.	224,381	8,389,606
Southern Co.	327,148	16,285,427
Xcel Energy, Inc.	167,435	7,442,486
		133,774,644
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	104,303	1,950,466
The AES Corp.	217,598	2,432,746
		4,383,212
Multi-Utilities - 1.0%
Ameren Corp.	80,094	4,372,331
CenterPoint Energy, Inc.	142,171	3,919,654
CMS Energy Corp.	92,398	4,133,887
Consolidated Edison, Inc.	100,701	7,820,440
Dominion Resources, Inc.	207,342	16,083,519
DTE Energy Co.	59,231	6,048,077
NiSource, Inc.	106,770	2,540,058
Public Service Enterprise Group, Inc.	167,103	7,411,018
SCANA Corp.	47,177	3,083,017
Sempra Energy	82,705	9,138,903
WEC Energy Group, Inc.	104,176	6,316,191
		70,867,095
Water Utilities - 0.1%
American Water Works Co., Inc.	58,829	4,575,131

TOTAL UTILITIES		213,600,082

TOTAL COMMON STOCKS
(Cost $3,653,605,354)		6,693,296,271
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.88% 10/12/17 (c)
(Cost $3,981,204)	4,000,000	3,980,960
	Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.84% (d)	84,462,597	$84,479,489
Fidelity Securities Lending Cash Central Fund 0.84% (d)(e)	162,259,494	162,275,720
TOTAL MONEY MARKET FUNDS
(Cost $246,736,403)		246,755,209
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $3,904,322,961)		6,944,032,440
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(156,519,971)
NET ASSETS - 100%		$6,787,512,469

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
803 CME E-mini S&P 500 Index Contracts (United States)	June 2017	94,721,880	$(124,486)

The face value of futures purchased as a percentage of Net Assets is 1.4%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,980,960.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$101,441
Fidelity Securities Lending Cash Central Fund	102,738
Total	$204,179

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$825,071,308	$825,071,308	$--	$--
Consumer Staples	622,506,896	622,506,896	--	--
Energy	440,776,946	440,776,946	--	--
Financials	961,273,498	961,273,498	--	--
Health Care	930,868,139	930,868,139	--	--
Industrials	674,833,387	674,833,387	--	--
Information Technology	1,477,937,227	1,477,937,227	--	--
Materials	190,012,937	190,012,937	--	--
Real Estate	196,811,338	196,811,338	--	--
Telecommunication Services	159,604,513	159,604,513	--	--
Utilities	213,600,082	213,600,082	--	--
U.S. Government and Government Agency Obligations	3,980,960	--	3,980,960	--
Money Market Funds	246,755,209	246,755,209	--	--
Total Investments in Securities:	$6,944,032,440	$6,940,051,480	$3,980,960	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(124,486)	$(124,486)	$--	$--
Total Liabilities	$(124,486)	$(124,486)	$--	$--
Total Derivative Instruments:	$(124,486)	$(124,486)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March31, 2017 the cost of investment securities for income tax purposes was $3,917,526,856. Net unrealized appreciation aggregated $3,026,505,584, of which $3,140,654,455 related to appreciated investment securities and $114,148,871 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2017